------------------------------
                      UNITED STATES               |OMB APPROVAL                |
             SECURITIES AND EXCHANGE COMMISSION   |OMB Number:    3235 - 0570  |
                 Washington, D.C. 20549           |Expires:   August 31, 2010|
                                                  |Estimated average burden    |
                                                  |hours per response... 18.9  |
                                                  ------------------------------

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

               BARON INVESTMENT FUNDS TRUST f/k/a BARON ASSET FUND
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Patrick M. Patalino, Esq.
                        c/o Baron Investment Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   September 30
                        ---------------

Date of reporting period:  September 30, 2007
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (05-07)

Item 1. Baron Investment Funds Trust Annual Report for the period ended September 30, 2007.

BARON ASSET FUND                |
BARON GROWTH FUND               |
BARON SMALL CAP FUND            |
BARON iOPPORTUNITY FUND         |
BARON FIFTH AVENUE GROWTH FUND  |                                 BARON FUNDS(r)
--------------------------------
SEPTEMBER 30, 2007              |                        ANNUAL FINANCIAL REPORT
--------------------------------------------------------------------------------

-----------------------------------------------------------
BARON ASSET FUND
Ticker Symbol: BARAX
-----------------------------------------------------------

Performance                                               2
Top 10 Holdings                                           3
Top Ten Industries                                        3
Management's Discussion of Fund Performance               3

-----------------------------------------------------------
BARON GROWTH FUND
Ticker Symbol: BGRFX
-----------------------------------------------------------

Performance                                               4
Top 10 Holdings                                           5
Top Ten Industries                                        5
Management's Discussion of Fund Performance               5

-----------------------------------------------------------
BARON SMALL CAP FUND
Ticker Symbol: BSCFX
-----------------------------------------------------------

Performance                                               6
Top 10 Holdings                                           7
Top Ten Industries                                        7
Management's Discussion of Fund Performance               7

-----------------------------------------------------------
BARON iOPPORTUNITY FUND
Ticker Symbol: BIOPX
-----------------------------------------------------------

Performance                                               8
Top 10 Holdings                                           9
Top Ten Industries                                        9
Management's Discussion of Fund Performance               9

-----------------------------------------------------------
BARON FIFTH AVENUE GROWTH FUND
Ticker Symbol: BFTHX
-----------------------------------------------------------

Performance                                              10
Top 10 Holdings                                          11
Top Ten Industries                                       11
Management's Discussion of Fund Performance              11

-----------------------------------------------------------
FUND EXPENSES                                            12
-----------------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------------
Statements of Net Assets                                 13
Statements of Assets and Liabilities                     24
Statements of Operations                                 25
Statements of Changes in Net Assets                      26
Notes to Financial Statements                            28
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     35
-----------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                                   38
-----------------------------------------------------------
UNAUDITED TAX INFORMATION                                39
-----------------------------------------------------------
MANAGEMENT OF THE FUNDS                                  39
-----------------------------------------------------------

DEAR BARON FUNDS SHAREHOLDER:

In this report you will find audited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund for their fiscal year ended September 30, 2007. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,


/s/ Ronald Baron                  /s/Linda S. Martinson     /s/ Peggy Wong

    Ronald Baron                     Linda S. Martinson         Peggy Wong
    Chief Executive Officer and      President and              Treasurer and
    Chief Investment Officer         Chief Operating Officer    Chief Financial Officer
    November 28, 2007                November 28, 2007          November 28, 2007


This Annual Financial Report is for the Baron Investment Funds Trust which currently has five series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. If you are interested in the Baron Select Funds which contains the Baron Partners Fund series, please visit the Funds' website www.BaronFunds.com or contact us at 1 -800-99-BARON.

A description of the Funds' proxy voting policies and procedures is available without charge on the Funds' website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Funds' most current proxy voting record, Form N-PX, is also available on the Funds' website, www.BaronFunds.com and on the SEC's website at www.sec.gov. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Funds' Forms N-Q may also be obtained upon request by contacting Baron Funds at 1-800-99-BARON. Schedules of portfolio holdings current to the most recent quarter are also available at www.BaronFunds.com.

Some of the comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Adviser only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Funds unless accompanied or preceded by the Funds'current prospectus.

                                                        [Registered Castle Logo]
                                                           B  A  R  O  N (r)

BARON ASSET FUND                                              SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
------------------------------------------------
BARON ASSET FUND
Ticker Symbol: BARAX
------------------------------------------------
Performance                                   2
Top 10 Holdings                               3
Top 10 Industries                             3
Management's Discussion of
Fund Performance                              3
------------------------------------------------



[Registered Castle Logo]
   B  A  R  O  N (r)

      1.800.99. BARON
    WWW.BARONFUNDS.COM
(C)2007 ALL RIGHTS RESERVED

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
IN BARON ASSET FUND(1),(2),(3) IN RELATION TO THE S&P 500(2) AND THE RUSSELL MIDCAP GROWTH(2)INDEXES


                                  [LINE GRAPH]

Information Presented by Fiscal Year as of September 30

                                           RUSSELL
                                           MIDCAP
                Date             BAF       GROWTH       S&P 500
                -----------------------------------------------
                06/12/1987       10,000    10,000       10,000
                09/30/1987       11,950    11,082       10,866
                09/30/1988       13,234     9,486        9,519
                09/30/1989       18,521    12,477       12,655
                09/30/1990       12,838    10,483       11,480
                09/30/1991       17,760    15,607       15,055
                09/30/1992       19,484    17,047       16,718
                09/30/1993       26,595    20,495       18,890
                09/30/1994       28,728    20,992       19,583
                09/30/1995       38,003    27,219       25,402
                09/30/1996       46,098    31,665       30,566
                09/30/1997       61,656    41,051       42,925
                09/30/1998       51,946    37,205       46,799
                09/30/1999       67,092    51,042       59,801
                09/30/2000       82,418    81,856       67,730
                09/30/2001       56,741    39,481       49,680
                09/30/2002       55,301    33,362       39,501
                09/30/2003       64,210    46,337       49,125
                09/30/2004       76,779    52,674       55,924
                09/30/2005       96,135    65,039       62,786
                09/30/2006      107,231    69,613       69,547
                09/30/2007      128,209    84,387       80,971
                -----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                       ONE YEAR    THREE YEARS    FIVE YEARS          TEN YEARS         06/12/1987
--------------------------------------------------------------------------------------------------------------------

Baron Asset Fund(1),(2),(3)              19.56%        18.64%        18.31%              7.60%             13.39%
S&P 500(2)                               16.43%        13.13%        15.44%              6.55%             10.85%
Russell MidCap Growth(1),(2)             21.22%        17.01%        20.39%              7.47%             11.08%
Russell 2000(1),(2)                      12.34%        13.36%        18.75%              7.22%              9.83%
Russell 2500(1),(2)                      15.17%        14.97%        19.55%              9.24%             11.64%
--------------------------------------------------------------------------------------------------------------------

(1) The Adviser believes that the Russell 2000 and the Russell 2500 are no longer appropriate comparison indexes for the Fund. The Russell 2000 measures the performance of small companies and the Russell 2500 of small to mid-sized companies. Prior to February 15, 2007, the Fund's strategy was to invest in small- and mid-sized growth companies. Since then, the Fund's investment strategy has shifted to mid-sized companies. The Adviser believes that the Russell MidCap Growth is more representative of the Fund's current investment objective. We will provide the comparison to the smaller cap indexes for a one-year period from the date of the strategy change.

(2) The Russell MidCap Growth and the S&P 500 are unmanaged indexes. The Russell MidCap Growth measures the performance of those Russell MidCap mid-sized companies that are classified as growth and the S&P 500 measures the performance of larger-cap equities in the stock market in general. The Russell 2000, the Russell 2500, the Russell MidCap Growth, the S&P 500 and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(3) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

SEPTEMBER 30, 2007                                              BARON ASSET FUND
--------------------------------------------------------------------------------

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2007
----------------------------------------------------------------------------
                                                                    % OF NET
BARON ASSET FUND                                                      ASSETS
----------------------------------------------------------------------------
Wynn Resorts, Ltd.                                                     5.4%
Charles Schwab Corp.                                                   4.3%
Vail Resorts, Inc.                                                     4.2%
CME Group, Inc.                                                        3.3%
ChoicePoint, Inc.                                                      2.8%
XTO Energy, Inc.                                                       2.8%
Alexander's, Inc.                                                      2.7%
Manor Care, Inc.                                                       2.3%
Arch Capital Group, Ltd.                                               2.2%
Iron Mountain, Inc.                                                    2.0%
---------------------------------------------------------------------------
                                                                      32.0%
---------------------------------------------------------------------------


                                  [PIE CHART]

TOP 10 INDUSTRIES AS OF SEPTEMBER 30, 2007
(as a percentage of net assets)
------------------------------------------------------------
Recreation and Resorts                                12.0 %
Business Services                                      9.6
Financial Services - Brokerage and Exchanges           9.4
Energy Services                                        7.5
Healthcare Services                                    7.4
Financial Services - Asset Management                  5.3
Healthcare Facilities                                  4.3
Real Estate - REITs                                    3.7
Retail - Specialty Stores                              3.7
Financial Services - Insurance                         3.5
Other                                                 30.1
Cash and Cash Equivalents                              3.5
------------------------------------------------------------
                                                     100.0 %
============================================================

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Baron Asset Fund performed well in the fiscal year ended September 30, 2007, gaining 19.56%. These results compared favorably with the S&P 500 which gained 16.43%, but was outperformed by the Russell MidCap Growth which gained 21.22% in the fiscal year ended September 30, 2007. The Fund's performance was weaker than that of its mid-cap peers. According to Morningstar(1), its mid-cap growth category (consisting of 986 funds at September 30, 2007) gained 24.64% in the fiscal year ended September 30,2007.

Baron Asset Fund continued to outperform its Morningstar peer group of mid-cap growth funds for the three- and five-year periods ended September 30, 2007, and was in-line with its peer group for the ten-year period ended September 30, 2007. For the three-year period ended September 30,2007, the Fund gained 18.64% per year compared to 16.49% per year for the Morningstar mid-cap growth category (consisting of 816 funds at September 30, 2007). For the five-year period ended September 30, 2007, the Fund gained 18.31% per year compared to 17.68% per year for the Morningstar mid-cap growth category (consisting of 675 funds at September 30, 2007). For the ten-year period ended September 30,2007, the Fund gained 7.60% per year as compared to 7.70% per year for the Morningstar mid-cap growth category (consisting of 275 funds at September 30, 2007).

Baron Asset Fund invests in medium-sized growth companies for the long-term while using value-oriented purchase and sell disciplines(2). The Fund purchases companies that the Adviser believes have sustainable competitive advantages and strong financial characteristics, operating in industries with favorable macroeconomic trends, led by strong management. The Adviser continues its strategy of further diversifying the Fund's investment portfolio by adding what we believe to be well-financed, well-managed mid-cap growth businesses. We rely on our research team to determine what these businesses might earn in four years, and we purchase these securities at valuations that we believe will allow for their share price to double within four years.

The Fund's performance was positive across all four fiscal quarters: 7.40% for the quarter ended December 31, 2006; 2.89% for the quarter ended March 31, 2007; 5.57% for the quarter ended June 30, 2007; and 2.48% for the quarter ended September 30,2007. The Fund outperformed the Russell MidCap Growth in both the first and fourth quarters. Below we discuss the most positive and negative contributors to the Fund's performance during the past year.

The  Fund's   best-performing   industry  was   Recreation  &  Resorts,   mostly
attributable to the performance of Wynn Resorts. Wynn benefited from the increased volume in Macau following the opening of Las Vegas Sand's Venetian Macau Cotai. We think that Wynn is close to announcing its own strategy on Cotai, which we think will provide an additional boost to the stock. The Fund's performance was also strong in the Energy Services and Financial Services (Brokerage & Exchanges) Industries.

The Fund was most negatively affected by its holding in Retail (Consumer Staples). After a strong first half of fiscal year 2007, the broader retail sector underperformed during the second half of the fiscal year as weakening consumer sentiment affected many of the consumer-related names. The Fund was also negatively affected by its holdings in Consulting. The Adviser expects to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and have the ability to sustain superior levels of profitability. We intend to continue to identify companies through our independent research efforts. We expect the Fund will remain diversified not only by industry and investment theme, but also by external factors we believe could affect company performance. This approach to investing in companies, not trading of stocks, we believe will allow the Fund to produce above-average rates of return while keeping an attractive risk profile.
----------------
(1) The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.
(2) Prior to February 15, 2007, the Fund's strategy was also to invest in small- and mid-sized growth companies.

BARON GROWTH FUND                                             SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
------------------------------------------------
BARON GROWTH FUND
Ticker Symbol: BGRFX
------------------------------------------------
Performance                                   4
Top 10 Holdings                               5
Top 10 Industries                             5
Management's Discussion of
Fund Performance                              5
------------------------------------------------



[Registered Castle Logo]
   B  A  R  O  N (r)

      1.800.99. BARON
    WWW.BARONFUNDS.COM
(C)2007 ALL RIGHTS RESERVED

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
IN BARON GROWTH FUND(1),(2) IN RELATION TO THE RUSSELL 2000(1),
THE RUSSELL 2000 GROWTH(1) AND THE S&P 500(1) INDEXES

                                  [LINE GRAPH]

Information Presented by Fiscal Year as of September 30

                                   RUSSELL      S&P        RUSSELL 2000
        DATE             BGF       2000         500        GROWTH
        ---------------------------------------------------------------
        12/31/1994       10,000    10,000       10,000     10,000
        09/30/1995       14,770    12,573       12,974     12,913
        09/30/1996       18,575    14,224       15,611     14,542
        09/30/1997       25,469    18,945       21,924     17,938
        09/30/1998       20,855    15,342       23,903     13,483
        09/30/1999       29,868    18,268       30,543     17,882
        09/30/2000       35,431    22,541       34,593     23,187
        09/30/2001       33,286    17,760       25,374     13,313
        09/30/2002       34,956    16,108       20,175     10,895
        09/30/2003       42,333    21,988       25,090     15,441
        09/30/2004       50,463    26,115       28,563     17,282
        09/30/2005       59,591    30,803       32,068     20,387
        09/30/2006       63,976    33,860       35,521     21,586
        09/30/2007       77,676    38,038       41,356     25,673
        --------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 2007

------------------------------------------------------------------------------------------------------------------
                                                                                                            SINCE
                                                                                                         INCEPTION
                                 ONE YEAR       THREE YEARS       FIVE YEARS       TEN YEARS            12/31/1994
------------------------------------------------------------------------------------------------------------------
Baron Growth Fund(1)(2)            21.41%            15.46%          17.32%           11.80%              17.44%
Russell 2000(1)                    12.34%            13.36%          18.75%            7.22%              11.05%
Russell 2000 Growth(1)             18.94%            14.10%          18.70%            3.65%               7.68%
S&P 500(1)                         16.43%            13.13%          15.44%            6.55%              11.78%
------------------------------------------------------------------------------------------------------------------

(1) The Russell 2000, the Russell 2000 Growth and the S&P 500 are unmanaged indexes. The Russell 2000 measures the performance of 2000 small companies; the Russell 2000 Growth measures the performance of 2000 small growth companies; and the S&P 500 measures the performance of larger-cap equities in the stock market in general. The Russell 2000, the Russell 2000 Growth, the S&P 500 and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(2) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

SEPTEMBER 30, 2007                                             BARON GROWTH FUND
--------------------------------------------------------------------------------

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2007
-----------------------------------------------------------------------------
                                                                     % OF NET
BARON GROWTH FUND                                                      ASSETS
-----------------------------------------------------------------------------
Dick's Sporting Goods, Inc.                                             2.4%
Wynn Resorts, Ltd.                                                      2.3%
Station Casinos, Inc.                                                   2.1%
CB Richard Ellis Group, Inc., Cl A                                      1.9%
DeVry, Inc.                                                             1.9%
Jefferies Group, Inc.                                                   1.9%
FMC Technologies, Inc.                                                  1.8%
WellCare Health Plans, Inc.                                             1.8%
Arch Capital Group, Ltd.                                                1.7%
AECOM Technology Corp.                                                  1.7%
-----------------------------------------------------------------------------
                                                                       19.5%
-----------------------------------------------------------------------------


                                  [PIE CHART]

TOP TEN INDUSTRIES AS OF SEPTEMBER 30,2007
(as a percentage of net assets)
-----------------------------------------------------------
Recreation and Resorts                                12.0 %
Retail - Specialty Stores                              9.7
Energy Services                                        8.1
Healthcare Services                                    5.5
Financial Services - Banking                           4.3
Education                                              3.6
Healthcare Services-Insurance                          3.4
Healthcare Facilities                                  3.1
Financial Services - Brokerage & Exchanges             3.0
Real Estate                                            2.9
Other                                                 37.6
Cash and Cash Equivalents                              6.8
------------------------------------------------------------
                                                    100.00 %
============================================================

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Baron Growth Fund performed well in the fiscal year ended September 30, 2007, gaining 21.41%, outperforming both the Russell 2000 and the S&P 500, which were up 12.34% and 16.43%, respectively. According to Morningstar(1), its small-cap growth category (consisting of 816 funds at September 30,2007) gained 20.32% in the fiscal year ended September 30, 2007. According to Morningstar, the Fund has outperformed its small-cap growth peers in the three-year period, performed in-line with its peers in the five-year period and significantly outperformed its peers in the ten-year period ended September 30,2007.

For the three-year period ended September 30,2007, the Fund was up 15.46% per year versus 14.19% per year for its small-cap growth category peers (consisting of 656 mutual funds as of September 30, 2007). For the five-year period ended September 30, 2007, the Fund was up 17.32% per year versus 17.60% per year for its small-cap growth category peers (consisting of 548 mutual funds as of September 30, 2007). For the ten-year period ended September 30, 2007, the Fund was up 11.80% peryear versus 6.84% for its small-cap growth category peers (consisting of 246 mutual funds as of September 30,2007).

Baron Growth Fund is a long-term investor in small-sized growth companies. The Adviser, through its own independent research of companies, utilizes an investment approach that it believes allows it to look beyond the current market environment and develop conviction in the potential profitability of a business, and therefore its value in the future. We rely on our research team to determine what these businesses may earn in four or five years. We purchase securities that the Adviser believes will double in value within four years and then double again in the following four or five years. The Fund invests in businesses the Adviser believes have long-term sustainable competitive advantages that can be purchased at what the Adviser believes are attractive prices.

The Fund's performance was positive across all four fiscal quarters: 11.02% for the quarter ended December 31, 2006; 2.77% for the quarter ended March 31,2007; 4.06% for the quarter ended June 30, 2007; and 2.27% for the quarter ended September 30, 2007. The performance of the Russell 2000 was weaker than that of the Fund in all quarters except the third. Below we discuss the most positive and negative contributors to the Fund's performance during the past year.

The  Fund's   best-performing   industry  was   Recreation  &  Resorts,   mostly
attributable to the performance of Wynn Resorts. Wynn benefited from the increased volume in Macau following the opening of Las Vegas Sand's Venetian Macau Cotai. We think that Wynn is close to announcing its own strategy on Cotai, which we think will provide an additional boost to the stock. Performance was also strong in the Energy Services Industry.

The Fund was most negatively affected by the Real Estate (Home Building) Industry as inventory and demand conditions continued to worsen. Most geographic markets remained dramatically oversupplied and we think inventory will continue to grow due to the expected increase in foreclosures and the liquidations of land. Demand has continued to be low as many buyers have had difficulty securing mortgages and/or selling their existing homes. Poor consumer sentiment has also negatively affected demand. The Fund was also negatively impacted by its holdings in the Restaurants Industry.

The Adviser intends to continue to invest in small businesses that we believe have the potential to grow substantially in the years ahead.
-----------------------
(1) The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

BARON SMALL CAP FUND                                          SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------
BARON SMALL CAP FUND
Ticker Symbol: BSCFX
-----------------------------------------------

Performance                                   6
Top 10 Holdings                               7
Top 10 Industries                             7
Management's Discussion of
Fund Performance                              7
-----------------------------------------------

[Registered Castle Logo]
   B  A  R  O  N (r)

      1.800.99. BARON
    WWW.BARONFUNDS.COM
(C)2007 ALL RIGHTS RESERVED

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
IN BARON SMALL CAP FUND(1),(2) IN RELATION TO THE RUSSELL 2000(1), THE RUSSELL 2000 GROWTH(1) AND THE S&P 500(1) INDEXES

                                  [LINE GRAPH]

Information Presented by Fiscal Year as of September 30


                                    RUSSELL      S&P        RUSSELL 2000
         DATE             BSC       2000         500        GROWTH
--------------------------------------------------------------------------
         09/30/1997       10,000    10,000       10,000     10,000
         09/30/1998        8,610     8,098       10,902      7,517
         09/30/1999       13,370     9,643       13,931      9,969
         09/30/2000       16,050    11,898       15,779     12,926
         09/30/2001       13,027     9,375       11,573      7,422
         09/30/2002       14,095     8,503        9,202      6,074
         09/30/2003       18,210    11,606       11,444      8,608
         09/30/2004       20,236    13,785       13,028      9,634
         09/30/2005       25,003    16,260       14,627     11,365
         09/30/2006       26,385    17,873       16,202     12,034
         09/30/2007       32,330    20,079       18,863     14,312
--------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                 ONE YEAR       THREE YEARS        FIVE YEARS        TEN YEARS          09/30/1997
--------------------------------------------------------------------------------------------------------------------
Baron Small Cap Fund(1)(2)         22.54%           16.90%           18.06%            12.45%             12.45%
Russell 2000(1)                    12.34%           13.36%           18.75%             7.22%              7.22%
Russell 2000 Growth(1)             18.94%           14.10%           18.70%             3.65%              3.65%
S&P 500(1)                         16.43%           13.13%           15.44%             6.55%              6.55%
--------------------------------------------------------------------------------------------------------------------

(1) The Russell 2000, the Russell 2000 Growth and the S&P 500 are unmanaged indexes. The Russell 2000 measures the performance of 2000 small companies; the Russell 2000 Growth measures the performance of 2000 small growth companies; and the S&P 500 measures the performance of larger-cap equities in the stock market in general. The Russell 2000, the Russell 2000 Growth, the S&P 500 and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(2) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

SEPTEMBER 30, 2007                                          BARON SMALL CAP FUND
--------------------------------------------------------------------------------

TOP TEN HOLDINGS AS OF SEPTEMBER 30,2007
----------------------------------------------------------------------------
                                                                    % OF NET
BARON SMALL CAP FUND                                                 ASSETS
----------------------------------------------------------------------------
SunPower Corp., Cl A                                                  3.1%
SBA Communications, Corp., Cl A                                       2.7%
Wynn Resorts, Ltd.                                                    2.7%
Intuitive Surgical, Inc.                                              2.6%
FLIR Systems, Inc.                                                    2.6%
Penn National Gaming, Inc.                                            2.3%
Iconix Brand Group, Inc.                                              2.2%
American Tower Corp., Cl A                                            2.2%
Flowserve Corp.                                                       2.2%
Strayer Education, Inc.                                               2.1%
---------------------------------------------------------------------------
                                                                     24.7%
---------------------------------------------------------------------------


TOP TEN INDUSTRIES AS OF SEPTEMBER 30,2007
(as a percentage of net assets)

                           [PIE CHART]
------------------------------------------------------------
Recreation and Resorts                                10.5 %
Medical Equipment                                      7.3
Government Services                                    6.2
Energy Services                                        5.9
Communications                                         5.8
Manufacturing                                          4.7
Retail - Specialty Stores                              4.2
Education                                              4.0
Transportation                                         3.6
Restaurants                                            3.5
Other                                                 40.5
Cash and Cash Equivalents                              3.8
------------------------------------------------------------
                                                    100.00 %
============================================================

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Baron Small Cap Fund performed well in the fiscal year ended September 30,2007 in both absolute terms and when compared to its small-cap growth peers and comparative indexes. In the fiscal year ended September 30,2007, the Fund gained 22.54%, the Russell 2000, an index of small-cap stocks, gained 12.34% and the S&P 500 gained 16.43%. According to Morningstar(1), its small-cap growth category (consisting of 816 funds at September 30,2007) gained 20.32% in the year ended September 30,2007.

According to Morningstar, the Fund has outperformed its small-cap growth peers in the three-, five- and ten-year periods ended September 30,2007. For the three-year period ended September 30, 2007, the Fund was up 16.90% per year versus 14.19% per year for its small-cap growth category peers (consisting of 656 mutual funds at September 30, 2007). For the five-year period ended
September 30, 2007, the Fund was up 18.06% per year versus 17.60% for its small-cap growth category peers (consisting of 548 mutual funds at September 30, 2007). For the ten-year period ended September 30,2007, the Fund was up 12.45% peryear versus 6.84% for its small-cap growth category peers (consisting of 246 mutual funds at September 30, 2007).

Baron Small Cap Fund invests in small-cap growth companies. The Fund is a long-term investor in what the Adviser believes are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to ourassessment of true value. We rely on our research team to determine what these businesses may earn in two years, and we attempt to purchase these businesses at valuations that allow their share price to increase 50% within two years.

The Fund's performance was positive each fiscal quarter: 9.83% for the quarter ended December 31,2006; 3.85% for the quarter ended March 31,2007; 6.12% forthe quarter ended June 30,2007; and 1.23% for the quarter ended September 30, 2007. The performance of the Russell 2000 was weaker than that of the Fund in all four fiscal quarters. Below we discuss the industries that were the most positive and negative contributors to the Fund's performance during the past year.

The  Fund's   best-performing   industry  was   Recreation  &  Resorts,   mostly
attributable to the performance of Wynn Resorts. Wynn benefited from the increased volume in Macau following the opening of Las Vegas Sand's Venetian Macau Cotai. We think that Wynn is close to announcing its own strategy on Cotai, which we think will provide an additional boost to the stock. The Fund also performed well with its Energy Services, Government Services and Medical Equipment investments.

The Fund was most negatively affected by the Retail (Specialty Stores) Industry. DSW, Design Within Reach, Casual Male, Build-A-Bear Workshop, and Penske Automotive were all down. After a strong first half of fiscal year 2007, the broader retail sector underperformed during the second half of the fiscal year as signs of a weakening consumer sentiment affected many of the consumer-related names. The Fund was also negatively affected by its holdings in Distribution, Leisure, and Financial Services (Miscellaneous). Baron Small Cap's investments fall into three categories: Growth Stocks, Fallen Angels and Special Situations. The Fund intends to invest in "Growth Stocks" which we believe have significant long-term growth prospectsand can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. "Fallen Angels" are companies which we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. "Special Situations" include spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.
----------------
(1) The Morningstar composites are not weighted and represent the straight average of the annualized returns of each of the funds in the categories.

BARON iOPPORTUNITY FUND                                       SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

---------------------------------------------
BARON iOPPORTUNITY FUND
Ticker Symbol: BIOPX
---------------------------------------------

Performance                                8
Top 10 Holdings                            9
Top 10 Industries                          9
Management's Discussion of
Fund Performance                           9
---------------------------------------------

[Registered Castle Logo]
   B  A  R  O  N (r)

      1.800.99. BARON
    WWW.BARONFUNDS.COM
(C)2007 ALL RIGHTS RESERVED

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
IN BARON IOPPORTUNITY FUND(1),(2) IN RELATION TO
THE NASDAQ COMPOSITE(1) AND THE S&P 500(1) INDEXES

                                  [LINE GRAPH]

Information Presented by Fiscal Year
as of September 30

         Date            BIO       S&P          NASDAQ
                                   500          Composite
         -------------------------------------------------
         02/29/2000       10,000    10,000       10,000
         09/30/2000        8,760    10,582        7,820
         09/30/2001        4,105     7,762        3,191
         09/30/2002        3,643     6,171        2,496
         09/30/2003        6,503     7,675        3,805
         09/30/2004        7,607     8,737        4,039
         09/30/2005        9,193     9,809        4,581
         09/30/2006       10,086    10,865        4,809
         09/30/2007       13,057    12,650        5,752
         ------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                                                                                                     INCEPTION
                                                   ONE YEAR      THREE YEARS      FIVE YEARS        02/29/2000
--------------------------------------------------------------------------------------------------------------
Baron iOpportunity Fund(1),(2)                       29.45%        19.73%           29.08%              3.58%
NASDAQ Composite(1)                                  19.62%        12.51%           18.18%             -7.03%
S&P 500(1)                                           16.43%        13.13%           15.44%              3.15%
--------------------------------------------------------------------------------------------------------------

(1) The NASDAQ Composite and the S&P 500 are unmanaged indexes. The NASDAQ Composite tracks the performance of market-value weighted common stocks listed on NASDAQ and the S&P 500 measures the performance of larger-cap equities in the stock market in general. The NASDAQ Composite is without dividends. The S&P 500 and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(2) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance data also does not reflect the imposition of a short-term trading fee of 1% on redemptions of the Fund shares held for less than six months.

SEPTEMBER 30, 2007                                       BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2007
------------------------------------------------------------------------------
                                                                      % OF NET
BARON iOPPORTUNITY FUND                                                 ASSETS
------------------------------------------------------------------------------
Equinix, Inc.                                                            4.1%
Apple, Inc.                                                              4.0%
Research in Motion, Ltd.                                                 3.9%
Charles Schwab Corp.                                                     3.9%
CME Group, Inc.                                                          3.6%
Google, Inc., Cl A                                                       3.5%
SBA Communications, Corp., Cl A                                          3.0%
American Tower Corp., Cl A                                               2.9%
Monster Worldwide, Inc.                                                  2.6%
Nii Holdings, Inc.                                                       2.5%
------------------------------------------------------------------------------
                                                                        34.0%
------------------------------------------------------------------------------


TOP TEN INDUSTRIES AS OF SEPTEMBER 30, 2007
(as a percentage of net assets)

                           [PIE CHART]
------------------------------------------------------------
Communications                                        20.6 %
Financial Services - Brokerage & Exchanges            11.2
Media                                                 11.0
Business Services                                      7.5
Communications Equipment                               5.6
Advertising Services                                   5.2
Consumer Services                                      4.7
Computer Technology                                    4.0
Software                                               3.9
Leisure                                                3.8
Other                                                 17.2
Cash and Cash Equivalents                              5.3
------------------------------------------------------------
                                                    100.00 %
============================================================

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Baron iOpportunity Fund's performance was strong in the fiscal year ended September 30, 2007, gaining 29.45%. The Fund outperformed both the S&P 500 and NASDAQ Composite, which were up 16.43% and 19.62%, respectively. According to the Morningstar(1) mid-cap growth category (consisting of 986 funds and including the Fund at September 30, 2007), an average fund gained 24.64% in the year ended September 30,2007.

For the three-year period ended September 30,2007, the Fund gained 19.73% per year compared to 16.49% per year for the Morningstar mid-cap growth category (consisting of 816 funds at September 30, 2007). For the five-year period ended September 30, 2007, the Fund gained 29.08% per year compared to 17.68% per year for the Morningstar mid-cap growth category (consisting of 675 funds at September 30,2007).

Baron iOpportunity Fund, like the other Baron Funds, utilizes value purchase disciplines while investing in growth companies that the Adviser believes have significant long-term information technology opportunities. The Adviser believes that its independent research will identify investment opportunities that are attractively priced relative to their future prospects. The Adviser further believes that many Internet businesses are at an early stage of development and that most Internet opportunities have yet to be discerned.

Baron iOpportunity Fund's performance was up in each of the four fiscal quarters: 8.46% for the quarter ended December 31, 2006; 5.41% for the quarter ended March 31, 2007; 6.44% for the quarter ended June 30,2007; and 6.38% for the quarter ended September 30, 2007. The performance of the NASDAQ was weaker than the Fund's performance in each fiscal quarter except for the third. Below we discuss the most positive and negative contributors to the Fund's performance during the past year.

The Fund's best-performing industry, Communications, was led by Cogent Communications Group. Its on-net business has continued to accelerate as demand for Cogent's Internet bandwidth products has remained strong, driven by increased adoption of Internet video, file sharing, online backup, web hosting, and social networking. The Fund was also positively affected by Communications Equipment, Consumer Services, Advertising Services and Computer Technology Industries.

The Fund was most negatively impacted by the Energy Services Industry, solely attributable to Medis Technologies. According to the Adviser's research, Medis is the only company in the world to have developed portable, micro-fuel cells that can be used to charge handheld electronic devices. However, Medis is an early-stage company and has not yet begun full-scale production of these fuel cells. Because of this, Medis' stock has been extremely volatile. The Fund was also negatively affected by its holdings in Real Estate.

The Fund expects to continue to invest in both Internet-related businesses, as well as established companies that we believe have significant and scalable information technology growth opportunities. We believe the Fund distinguishes itself from other Internet Funds because of its value orientation and industry diversification.
----------------
(1) The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

BARON FIFTH AVENUE GROWTH FUND                                 SEPTEMBER 30,2007
--------------------------------------------------------------------------------

-----------------------------------------------
BARON FIFTH AVENUE GROWTH FUND
Ticker Symbol: BFTHX
-----------------------------------------------

Performance                                 10
Top 10 Holdings                             11
Top 10 Industries                           11
Management's Discussion of
Fund Performance                            11
-----------------------------------------------


[Registered Castle Logo]
   B  A  R  O  N (r)

      1.800.99. BARON
    WWW.BARONFUNDS.COM
(C)2007 ALL RIGHTS RESERVED

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
IN BARON FIFTH AVENUE GROWTH FUND(1),(2) IN RELATION TO
THE S&P500(1)INDEX

                                  [LINE GRAPH]

Information Presented by Fiscal Year as of September 30

Date             BARON FIFTH AVENUE GROWTH FUND           S&P 500
-----------------------------------------------------------------
04/30/2004       10,000                                   10,000
09/30/2004        9,890                                   10,136
09/30/2005       11,560                                   11,380
09/30/2006       12,220                                   12,605
09/30/2007       14,120                                   14,676
-----------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 2007

------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                                                                                                   INCEPTION
                              ONE YEAR                         THREE YEARS                        04/30/2004
------------------------------------------------------------------------------------------------------------
Baron Fifth Avenue
Growth Fund(1),((2))           15.55%                             12.60%                            10.63%
S&P 500(1)                     16.43%                             13.13%                            11.88%
------------------------------------------------------------------------------------------------------------

----------
(1) The S&P 500 is an unmanaged index that measures the performance of larger-cap equities in the stock market in general. The S&P 500 and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(2) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

SEPTEMBER 30, 2007                                BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2007
-------------------------------------------
                                   % OF NET
BARON FIFTH AVENUE GROWTH FUND       ASSETS
-------------------------------------------
Diageo plc, ADR                      4.2%
Diamond Offshore Drilling, Inc.      4.0%
Transocean, Inc.                     3.8%
American Express Co.                 3.8%
PepsiCo, Inc.                        3.7%
Procter & Gamble Co.                 3.6%
American Tower Corp., Cl A           3.3%
Las Vegas Sands Corp.                3.2%
Google, Inc., Cl A                   3.1%
pple, Inc.                          3.1%
------------------------------------------
                                    35.8%
------------------------------------------


TOP TEN INDUSTRIES AS OF SEPTEMBER 30,2007
(as a percentage of net assets)

                       [PIE CHART]
------------------------------------------------------------
Consumer Products                                     14.3 %
Energy Services                                        9.5
Retail - Consumer Staples                              9.3
Recreation and Resorts                                 7.7
Media                                                  7.0
Business Services                                      6.1
Financial Services - Brokerage & Exchanges             5.6
Retail - Specialty Stores                              5.4
Communications                                         5.3
Computer Technology                                    5.1
Other                                                 23.4
Cash and Cash Equivalents                              1.3
------------------------------------------------------------
                                                    100.00 %
============================================================

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Baron Fifth Avenue Growth Fund gained 15.55% in the fiscalyear ended September 30, 2007. The Fund's relative index, the S&P 500, gained 16.43% during the same period. Baron Fifth Avenue Growth Fund underperformed its Morningstar(1) peer group of large-cap growth funds for the one-year period ended September 30, 2007. According to Morningstar, an average fund in the large cap growth category (consisting of 1,708 funds at September 30, 2007) gained 20.57% in the fiscalyear ended September 30, 2007. According to Morningstar, the Fund performed in-line with its large-cap peers in the three-year period ended
September 30, 2007. The Fund was up 12.60% versus 12.93% for its large-cap growth category peers (consisting of 1,443 funds as of September 30,2007).

Baron Fifth Avenue Growth Fund focuses on the long-term fundamental prospects of the businesses in which it invests. This contrasts with other investors' focus on historical operating results or current earnings expectations. The Adviser believes that historical results and the outlook for near-term earnings are often not indicative of superior longer-term prospects that can be identified through research efforts. The Adviser believes it can gain an investment advantage through its independent and exhaustive research of businesses. The Fund attempts to purchase what the Adviser believes are great large-cap companies with exciting prospects at attractive prices when the Adviser thinks prospects are misunderstood, markets react to short-term events, or experts are wrong.

The Fund's performance was positive for each fiscal quarter: 7.28% for the quarter ended December 31, 2006; 0.99% for the quarter ended March 31, 2007; 2.49% for the quarter ended June 30, 2007; and 4.05% for the quarter ended September 30,2007. The performance of the comparative index was weaker than the Fund's performance in the first, second, and fourth quarters, and stronger in the third quarter. Below we discuss the most positive and negative contributors to the Fund's performance during the past year.

The Fund's best-performing industry was Recreation & Resorts, mostly due to Wynn Resorts and Las Vegas Sands. Investor enthusiasm for these two companies began in July and continued through the month of September largely on the heels of a strong opening for the highly-anticipated Venetian property for Las Vegas Sands. Early signs suggest that the success seems to be positively affecting the Macau markets and benefiting Venetian's casino operators in addition to Las Vegas Sands. We expect the growth in Macau revenues to continue to accelerate, even from this already high level. The Fund was also positively affected by its holdings in Energy Services, Consumer Products and Computer Technology.

The Fund's performance was most negatively affected by the Retail (Consumer Staples) industry. Macy's, Whole Foods Market and Wal-Mart were all down. After a strong first half of fiscal year 2007, the broader retail sector underperformed during the second half of the fiscal year as signs of weakening consumer sentiment affected many of the consumer-related names. The Fund was also negatively affected by its holdings in Healthcare Services.

The Adviser intends to invest in what we believe are some of the best large cap companies. The Fund is positioned, in our view, in blue-chip, best-of-breed growth companies with a strong emphasis on quality to reduce risk. We believe the key to long-term stock appreciation is consistent earnings growth. We invest in those companies that are market share leaders who dominate their industry, companies with strong franchises and a strong brand name, avoiding fads and other short-term, unsustainable trends. We target companies that are the low-cost operators in their industry with, in our view, high barriers to entry. We also try to invest in growth companies that are positioned in industries that are themselves growing as opposed to industries that are stagnant or structurally challenged.
---------------
(1) The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

BARON FUNDS                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fess, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. Transaction costs, as in the case of Baron iOpportunity Fund, may include redemption fees. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1,2007 and held for the six months ended September 30,2007.

ACTUAL EXPENSES

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007(

------------------------------------------------------------------------------------------------------------------
                                    ACTUAL         BEGINNING            ENDING         ANNUALIZED      EXPENSES
                                    TOTAL        ACCOUNT VALUE       ACCOUNT VALUE       EXPENSE      PAID DURING
                                    RETURN        APRIL 1,2007     SEPTEMBER 30, 2007    RATIOS      THE PERIOD(2)
------------------------------------------------------------------------------------------------------------------
Baron Asset Fund                     8.19%         $ 1,000.00         $ 1,081.91          1.33%         $ 6.94
Baron Growth Fund                    6.42%         $ 1,000.00         $ 1,064.18          1.31%         $ 6.78
Baron Small Cap Fund                 7.42%         $ 1,000.00         $ 1,074.23          1.31%         $ 6.81
Baron iOpportunity Fund             13.23%         $ 1,000.00         $ 1,132.29          1.42%         $ 7.59
Baron Fifth Avenue Growth Fund       6.65%         $ 1,000.00         $ 1,066.47          1.36%         $ 7.05

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                   HYPOTHETICAL           BEGINNING                ENDING           ANNUALIZED      EXPENSES
                                    ANNUALIZED          ACCOUNT VALUE           ACCOUNT VALUE         EXPENSE      PAID DURING
                                   TOTAL RETURN          APRIL 1,2007        SEPTEMBER 30, 2007       RATIOS      THE PERIOD(2)
-------------------------------------------------------------------------------------------------------------------------------
Baron Asset Fund                       5.00%              $ 1,000.00              $ 1,018.40           1.33%         $ 6.73
Baron Growth Fund                      5.00%              $ 1,000.00              $ 1,018.50           1.31%         $ 6.63
Baron Small Cap Fund                   5.00%              $ 1,000.00              $ 1,018.50           1.31%         $ 6.63
Baron iOpportunity Fund                5.00%              $ 1,000.00              $ 1,017.95           1.42%         $ 7.18
Baron Fifth Avenue Growth Fund         5.00%              $ 1,000.00              $ 1,018.25           1.36%         $ 6.88

----------------
(1) Assumes all reinvestment of dividends and capital gain distributions, if any.
(2) Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent Fiscal half-year, then divided by 365.

SEPTEMBER 30,2007                                               BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEPTEMBER 30,2007

Shares                                                    Cost                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (95.01%)
----------------------------------------------------------------------------------------
               APPAREL (1.91%)
    1,100,000  Polo Ralph Lauren Corp., Cl A         $   26,528,848         $ 85,525,000

                BUSINESS SERVICES (9.60%)
    2,000,000  Brown & Brown, Inc.                       46,427,538           52,600,000
    3,300,000  ChoicePoint, Inc.(1)(4)                   36,286,236          125,136,000
      865,000  FactSet Research Systems, Inc.            50,660,750           59,295,750
      600,000  IHS, Inc., ClA(1)                         28,072,414           33,894,000
    2,900,000  Iron Mountain, Inc.(1)                    63,076,798           88,392,000
    1,150,000  Robert Half Intl., Inc.                    1,202,006           34,339,000
    1,300,000  SEI Investments Co.                       24,895,335           35,464,000
                                                     --------------         ------------
                                                        250,621,077          429,120,750

               COMMUNICATIONS (1.27%)
      300,000  Equinix, Inc.(1)                          25,506,560           26,607,000
      850,000  SBA Communications Corp., Cl A(1)         29,967,658           29,988,000
                                                     --------------         ------------
                                                         55,474,218           56,595,000

               CONSULTING (2.51%)
      550,000  Corporate Executive Board Co.             46,226,914           40,832,000
    2,500,000  Gartner, Inc.(1)                          62,380,174           61,150,000
      200,000  Moody's Corp.                              5,136,492           10,080,000
                                                     --------------         ------------
                                                        113,743,580          112,062,000

               DISTRIBUTION (2.16%)
    1,350,000  Fastenal Co.                              54,551,049           61,303,500
      700,000  MSC Industrial Direct Co., Inc., Cl A     36,638,791           35,413,000
                                                     --------------         ------------
                                                         91,189,840           96,716,500

               EDUCATION (1.06%)
    1,275,000  DeVry, Inc.                                7,614,588           47,187,750

               ENERGY SERVICES (7.55%)
    1,000,000  Covanta Holding Corp.(1)                  23,332,488           24,510,000
    1,200,000  Helmerich & Payne, Inc.                   38,464,161           39,396,000
      500,000  Petroplus Holdings AG(1)(2)               34,354,429           44,115,100
      500,000  SEACOR Holdings, Inc.(1)                  14,322,278           47,550,000
      550,000  SunPower Corp., Cl A(1)                   23,223,259           45,551,000
      200,000  Ultra Petroleum Corp.(1)                   4,847,419           12,408,000
    2,000,000  XTO Energy, Inc.                          13,602,027          123,680,000
                                                     --------------         ------------
                                                        152,146,061          337,210,100

               FINANCIAL SERVICES -
                 ASSET MANAGEMENT (5.35%)
      600,000  AllianceBernstein Holding L.P.            24,584,256           52,842,000
    2,000,000  Eaton Vance Corp.                         54,244,546           79,920,000
    1,000,000  Nuveen Investments, Inc., ClA             36,668,384           61,940,000
      800,000  T. Rowe Price Group, Inc.                 21,584,167           44,552,000
                                                     --------------         ------------
                                                        137,081,353          239,254,000

               FINANCIAL SERVICES -
                 BANKING (0.97%)
      625,000  City National Corp.                       45,241,255           43,443,750

               FINANCIAL SERVICES -
                 BROKERAGE & EXCHANGES (9.42%)
    8,800,000  Charles Schwab Corp.                      21,422,499          190,080,000
      255,000  CME Group, Inc. (formerly
                 Chicago Mercantile Exchange
                 Holdings, Inc., ClA)                    18,498,370          149,774,250
      200,000  IntercontinentalExchange, Inc.(1)         26,174,215           30,380,000
    1,815,000  Jefferies Group, Inc.                     51,452,427           50,511,450
                                                     --------------         ------------
                                                        117,547,511          420,745,700


               FINANCIAL SERVICES -
                  INSURANCE (3.49%)
    1,300,000  Arch Capital Group, Ltd.(1)(2)            54,246,056           96,733,000
    1,000,000  Assurant, Inc.                            37,153,168           53,500,000
      200,000  HCC Insurance Holdings, Inc.               5,969,756            5,728,000
                                                         97,368,980          155,961,000
                                                     --------------         ------------

               FINANCIAL SERVICES -
                MISCELLANEOUS (0.74%)
      400,000  Redecard SA, GDR 144A(1)(2)               13,641,149           14,882,720
      100,000  Student Loan Corp.                        13,894,100           18,032,000
                                                     --------------         ------------
                                                         27,535,249           32,914,720

               GAMING SERVICES (1.26%)
    1,500,000  Scientific Games Corp., Cl A(1)           45,507,788           56,400,000
               GOVERNMENT SERVICES (1.18%)

    2,750,000  SAIC, Inc.(1)                             49,157,711           52,772,500

               HEALTHCARE FACILITIES (4.28%)
    1,150,000  Brookdale Senior Living, Inc.             49,838,022           45,781,500
    1,350,000  Community Health Systems, Inc.(1)         40,796,634           42,444,000
    1,600,000  Manor Care, Inc.                          38,297,714          103,040,000
                                                     --------------         ------------
                                                        128,932,370          191,265,500

               HEALTHCARE PRODUCTS (2.52%)
    1,150,000  DENTSPLY International, Inc.              25,389,865           47,886,000
      800,000  Henry Schein, Inc.(1)                     22,796,151           48,672,000
      200,000  Zimmer Holdings, Inc.(1)                   6,087,903           16,198,000
                                                     --------------         ------------
                                                         54,273,919          112,756,000

               HEALTHCARE SERVICES (7.03%)
      850,000  Covance, Inc.(1)                          50,799,180           66,215,000
      615,000  IDEXX Laboratories, Inc.(1)               51,189,620           67,397,850
    1,200,000  Stericycle, Inc.(1)                       37,558,043           68,592,000
      850,000  Thermo Fisher Scientific, Inc.(1)         24,522,276           49,062,000
    1,500,000  VCAAntech, Inc.(1)                        52,139,269           62,625,000
                                                     --------------         ------------
               HEALTHCARE SERVICES -                    216,208,388          313,891,850
                 INSURANCE (1.24%)
      700,000  WellPoint, Inc.(1)                        17,819,752           55,244,000

               HOTELS AND LODGING (0.72%)
      850,000  Choice Hotels Intl., Inc.                  4,185,563           32,019,500

               INFORMATION TECHNOLOGY
                SERVICES (1.35%)
    1,300,000  CheckFree Corp.(1)                        50,033,687           60,502,000

               MANUFACTURING (0.69%)
      700,000  Embraer - Empresa Brasileira
               de Aeronautica S.A., ADR(1)               28,624,174           30,744,000

               MEDIA (1.53%)
    1,400,000  Lamar Advertising Co., Cl A(1)            79,142,355           68,558,000

               REAL ESTATE (2.21%)
    2,150,000  CB Richard Ellis Group, Inc., Cl
                A(1)                                     29,735,448           59,856,000
      425,532  Corrections Corp. of America(1)                1,418           11,136,173
      500,000  Forest City Enterprises, Inc., Cl A       24,352,392           27,580,000
                                                     --------------         ------------
                                                         54,089,258           98,572,173

See Notes to Financial Statements.                                            13

BARON ASSET FUND                                              SEPTEMBER 30,2007
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
SEPTEMBER 30,2007

Shares                                                    Cost                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------------
               REAL ESTATE - HOME BUILDING (0.27%)
      600,000  Toll Brothers, Inc.(1)                $   11,641,925       $   11,994,000
               REAL ESTATE - REITS (3.67%)

      314,000  Alexander's, Inc.(1)(5)                   20,453,936          121,047,000
      800,000  Douglas Emmett, Inc.                      17,052,243           19,784,000
      200,000  SL Green Realty Corp.                     16,753,741           23,354,000
                                                     --------------       --------------
                                                         54,259,920          164,185,000

               RECREATION AND RESORTS (10.87%)
    1,300,000  Boyd Gaming Corp.                         54,856,924           55,705,000
    3,000,000  Vail Resorts, Inc.(1)(5)                  61,273,805          186,870,000
      155,000  Wynn Resorts, Ltd.(1)                      1,067,958           24,421,800
    1,459,408  Wynn Resorts, Ltd.(1)(3)                  21,345,164          218,447,108
                                                     --------------       --------------
                                                        138,543,851          485,443,908

               RESTAURANTS (0.68%)
    1,300,000  Cheesecake Factory, Inc.(1)               30,439,703           30,511,000

               RETAIL - CONSUMER STAPLES (1.37%)
    1,250,000  Whole Foods Market, Inc.                  41,811,475           61,200,000

               RETAIL - SPECIALTY STORES (3.67%)
    1,500,000  CarMax, Inc.(1)                           23,525,616           30,495,000
      450,000  Dick's Sporting Goods, Inc.(1)            25,747,718           30,217,500
      900,000  O'Reilly Automotive, Inc.(1)              26,139,928           30,069,000
    1,400,000  Tiffany & Co.                             47,758,983           73,290,000
                                                     --------------       --------------
                                                        123,172,245          164,071,500

               TRANSPORTATION (2.84%)
    1,550,000  C. H. Robinson Worldwide, Inc.            30,028,921           84,149,500
      900,000  Expeditors International
                 of Washington, Inc.                     21,676,121           42,570,000
                                                     --------------       --------------
                                                         51,705,042          126,719,500

               UTILITY SERVICES (1.60%)
    2,300,000  Southern Union Co.                        30,218,480           71,553,000
                                                     --------------       --------------
TOTAL COMMOMON STOCKS                                 2,331,860,166        4,245,139,701
                                                     --------------       --------------

----------------------------------------------------------------------------------------
PRIVATE EQUITY INVESTMENTS (1.52%)
----------------------------------------------------------------------------------------

               EDUCATION (0.00%)
      105,264  Apollo International, Inc., S-A
                 Conv. Pfd.(1)(3)(5)                        800,006                    0

               HEALTHCARE SERVICES (0.36%)
         6,841 Somerford Corp. S-A Conv. Pfd.(1)(3)      10,951,004           15,999,985

               RECREATION AND RESORTS (1.16%)
     5,200,000 Kerzner Intl. Holdings, Ltd.,
               ClA(1)(2)(3)                              52,000,000           52,000,000
                                                     --------------       --------------
TOTAL PRIVATE EQUITY INVESTMENTS                         63,751,010           67,999,985
                                                     --------------       --------------

Principal Amount                                          Cost                 Value
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (3.47%)
----------------------------------------------------------------------------------------
                   SHORT TERM MONEY
                      MARKET INSTRUMENTS

$ 154,996,649     Repurchase Agreement with
                    Fixed Income Clearing Corp.,
                    dated 09/28/2007, 3.85%
                    due 10/01/2007; Proceeds at
                    maturity-$155,046,378;
                    (Fully collateralized by U.S.
                    Treasury Bond, 8.125% due
                    08/15/2019; Market value-
                    $5,805,725 and U.S. Treasury
                    Bond, 7.25% due 08/15/2022;
                    Market value - $75,675 and
                    U.S. Treasury Note, 4.625%
                    due 02/15/2017; Market value
                    $152,218,138)                    $  154,996,649       $  154,996,649
                                                     --------------       --------------
TOTAL INVESTMENTS (100.00%)                          $2,550,607,825        4,468,136,335
                                                     ==============

LIABILITIES LESS CASH AND OTHER
  ASSETS (0.00%)                                                                (180,896)
                                                                          --------------
NET ASSETS (EQUIVALENT TO $66.57
 PER SHARE BASED ON 67,118,335
 SHARES OUTSTANDING)                                                      $4,467,955,439
                                                                          ==============

----------
*    Represents percentage of net assets.
(1)  Non-income producing securities.
(2)  Foreign domiciled corporation.
(3)  See Note 7 regarding restricted and fair valued securities.
(4) Represents securities or a portion thereof, in segregated custodian account. See Note 10.
(5)  See Note 9 regarding "Affiliated" Companies.
ADR  American Depositary Receipt.
GDR  Global Depositary Receipt.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

14                                            See Notes to Financial Statements.

SEPTEMBER 30,2007                                              BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEPTEMBER 30,2007

Shares                                                    Cost                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (91.35%)
----------------------------------------------------------------------------------------

               ADVERTISING SERVICES (0.30%)
      450,000  Harte-Hanks, Inc.                     $    7,987,320       $    8,856,000
      550,000  National CineMedia, Inc.                  13,700,129           12,320,000
                                                     --------------       --------------
                                                         21,687,449           21,176,000
               APPAREL (1.80%)
    2,700,000  Carter's, Inc.(1)                         35,977,020           53,865,000
    1,225,000  Under Armour, Inc., Cl A(1)               40,384,710           73,279,500
                                                     --------------       --------------
                                                         76,361,730          127,144,500
               AUTOMOTIVE PARTS (2.51%)
    2,725,000  Copart, Inc.(1)                           69,029,357           93,712,750
    2,408,658  LKQ Corp.(1)                              65,314,216           83,845,385
                                                     --------------       --------------
                                                        134,343,573          177,558,135
               BUILDING MATERIALS (0.35%)
      700,000  Eagle Materials, Inc.                     32,545,671           25,018,000

               BUSINESS SERVICES (1.43%)
      600,000  Brown & Brown, Inc.                        9,830,330           15,780,000
    1,500,000  ChoicePoint, Inc.(1)(4)                   32,039,190           56,880,000
       40,000  FactSet Research Systems, Inc.             2,040,491            2,742,000
      387,100  IHS, Inc., ClA(1)                         15,877,527           21,867,279
    1,081,000  Integrated Distribution
                 Services Group, Ltd.(2)                  3,761,280            4,178,389
                                                     --------------       --------------
                                                         63,548,818          101,447,668
               CHEMICAL (0.17%)
      700,000  Senomyx, Inc.(1)                           6,340,864            8,575,000
      400,000  Symyx Technologies, Inc.(1)                4,302,431            3,476,000
                                                     --------------       --------------
                                                         10,643,295           12,051,000
               COMMUNICATIONS (2.16%)
    1,050,000  Equinix, Inc.(1)                          34,189,968           93,124,500
    1,700,000  SBA Communications
                 Corp., ClA(1)                            6,533,038           59,976,000
                                                     --------------       --------------
                                                         40,723,006          153,100,500
               CONSULTING (0.26%)
      750,000  Gartner, Inc.(1)                          16,609,455           18,345,000

               CONSUMER PRODUCTS (1.20%)
    1,575,000  Church & Dwight Co., Inc.                 58,038,013           74,088,000
      450,000  Marvel Entertainment, Inc.(1)             10,249,991           10,548,000
                                                     --------------       --------------
                                                         68,288,004           84,636,000
               CONSUMER SERVICES (2.23%)
    1,350,000  Chemed Corp.(5)                           51,815,546           83,916,000
    1,200,000  Morningstar, Inc.(1)                      26,102,655           73,680,000
                                                     --------------       --------------
                                                         77,918,201          157,596,000
               EDUCATION (3.60%)
    3,700,000  DeVry, Inc.(5)                            62,024,338          136,937,000
      700,000  Strayer Education, Inc.                   57,859,739          118,041,000
                                                     --------------       --------------
                                                        119,884,077          254,978,000


               ENERGY SERVICES (8.15%)
      550,000  Carrizo Oil & Gas, Inc.(1)                21,415,856           24,673,000
      400,000  Core Laboratories N.V.(1)(2)              19,417,274           50,956,000
      800,000  Dresser-Rand Group, Inc.(1)               19,155,509           34,168,000
    3,100,000  Encore Acquisition Co.(1)(5)              51,499,113           98,115,000
    1,450,000  EXCO Resources, Inc.(1)                   21,822,215           23,983,000
    2,200,000  FMC Technologies, Inc.(1)                 25,188,996          126,852,000
    1,050,000  Helmerich & Payne, Inc.                   24,393,872           34,471,500
      637,500  PHI, Inc.(1)                              18,390,290           19,214,250
      487,500  Range Resources Corp.                      8,333,343           19,821,750
      475,000  SEACOR Holdings, Inc.(1)                  21,065,303           45,172,500
      850,000  SunPower Corp., Cl A(1)                   24,439,815           70,397,000
      650,000  Whiting Petroleum Corp.(1)                22,550,925           28,892,500
                                                     --------------       --------------
                                                        277,672,511          576,716,500
               FINANCIAL SERVICES -
                ASSET MANAGEMENT (1.89%)
    1,950,000  Cohen & Steers, Inc.                      38,355,016           72,208,500
      650,000  Eaton Vance Corp.                         11,290,146           25,974,000
      325,000  GAMCO Investors, Inc., ClA                 6,570,340           17,810,000
      290,000  Nuveen Investments, Inc., Cl A             7,748,686           17,962,600
                                                     --------------       --------------
                                                         63,964,188          133,955,100

               FINANCIAL SERVICES - BANKING (4.31%)
      700,000  Cathay General Bancorp                    25,462,218           22,547,000
      646,168  Center Financial Corp.                    14,235,004            8,988,197
      800,000  Central Pacific Financial Corp.           28,316,418           23,360,000
      875,000  Frontier Financial Corp.                  20,969,282           20,413,750
    1,200,000  Glacier Bancorp, Inc.                     28,784,986           27,024,000
    1,700,000  SVB Financial Group(1)                    85,140,344           80,512,000
    4,500,000  UCBH Holdings, Inc.                       89,138,096           78,660,000
    1,175,000  Virginia Commerce
                Bancorp, Inc.(1)                         22,544,773           16,849,506
    1,125,000  Western Alliance
                Bancorporation(1)                        37,506,290           26,516,250
                                                     --------------       --------------
                                                        352,097,411          304,870,703
               FINANCIAL SERVICES -
                 BROKERAGE & EXCHANGES (3.03%)
      863,400  Evercore Partners, Inc., CL A             23,023,249           22,698,786
    1,350,000  FCStone Group, Inc.(1)                    27,554,759           43,564,500
    4,800,000  Jefferies Group, Inc.                     73,517,475          133,584,000
    1,000,000  Thomas Weisel
                Partners Group, Inc.(1)                  18,884,402           14,510,000
                                                     --------------       --------------
                                                        142,979,885          214,357,286
               FINANCIAL SERVICES -
                INSURANCE(1.73%)
    1,650,000  Arch Capital Group, Ltd.(1)(2)            51,045,431          122,776,500

               FINANCIAL SERVICES -
                MISCELLANEOUS (1.05%)
    1,400,000  National Financial Partners Corp.         73,758,637           74,172,000

 See Notes to Financial Statements.                                           15

BARON GROWTH FUND                                              September 30,2007
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
September 30,2007

Shares                                                   Cost                  Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------------
               FOOD AND AGRICULTURE (1.10%)
     1,400,000 Ralcorp Holdings,
               Inc.(1)(5)                            $   53,671,573         $ 78,148,000

               GAMING SERVICES (0.69%)
     1,300,000 Scientific Games Corp., Cl A(1)           32,010,748           48,880,000

               HEALTHCARE FACILITIES (3.08%)
     2,000,000 Community Health Systems, Inc.(1)         49,858,101           62,880,000
       724,600 Emeritus Corp.(1)                         21,783,313           19,636,660
     1,800,000 Manor Care, Inc.                          33,815,991          115,920,000
       425,000 Skilled Healthcare Group, Inc.,            6,719,973            6,693,750
               ClA(1)

       750,000 Sun Healthcare Group, Inc.(1)              8,628,484           12,532,500
                                                     --------------         ------------
                                                        120,805,862          217,662,910

               HEALTHCARE PRODUCTS (1.62%)
     2,000,000 Edwards Lifesciences Corp.(1)             59,602,587           98,620,000
       850,000 PSS World Medical, Inc.(1)                17,338,615           16,260,500
                                                     --------------         ------------
                                                         76,941,202          114,880,500

               HEALTHCARE SERVICES (5.50%)
1,050,000      Charles River Laboratories
                 Intl., Inc.(1)                          30,142,796           58,957,500
       800,000 Gen-Probe, Inc.(1)                        33,725,299           53,264,000
     1,600,000 Healthways, Inc.(1)                       72,538,241           86,352,000
     7,000,000 HLTH Corp.(1)                             99,144,718           99,190,000
       160,000 IDEXX Laboratories, Inc.(1)                9,006,923           17,534,400
       800,000 NightHawk Radiology
                 Holdings, Inc.(1)                       14,085,701           19,608,000
     1,275,000 Odyssey HealthCare, Inc.(1)               14,491,981           12,252,750
       850,000 PRA International(1)                      19,360,963           24,990,000
       400,700 VCAAntech, Inc.(1)                        11,830,115           16,729,225
                                                     --------------         ------------
                                                        304,326,737          388,877,875

               HEALTHCARE SERVICES -
                INSURANCE (3.43%)
     2,500,000 AMERIGROUPCorp.(1)                        42,527,141           86,200,000
     1,400,000 Centene Corp.(1)                          11,768,729           30,114,000
     1,200,000 WellCare Health Plans, Inc.(1)            50,177,128          126,516,000
                                                     --------------         ------------
                                                        104,472,998          242,830,000
               HOTELS AND LODGING (1.06%)

     1,875,000 Choice Hotels Intl., Inc.                 37,619,577           70,631,250
       575,000 Kingdom Hotel
                 Investments, GDR(1)(2)                   5,149,127            4,715,000
                                                     --------------         ------------
                                                         42,768,704           75,346,250

               INFORMATION TECHNOLOGY
                SERVICES (0.66%)
     1,000,000 CheckFree Corp.(1)                        18,042,917           46,540,000

               INFRASTRUCTURE (2.45%)
     3,451,222 AECOM Technology Corp.(1)                 77,780,253          120,551,184
     1,375,000 Macquarie
                 Infrastructure Co. LLC                  48,580,661           53,061,250

                                                        126,360,914          173,612,434
                                                     --------------         ------------
               LEISURE (0.31%)
      729,500  Allegiant Travel Co.(1)                  23,167,918            22,118,440


               MEDIA (0.87%)
      600,000  Central European Media
                 Enterprises, Ltd., Cl A(1)(2)           29,408,871          55,026,000
      300,000  Netflix, Inc.(1)                           7,356,888           6,216,000
                                                     --------------         ------------
                                                         36,765,759          61,242,000

               MEDICAL EQUIPMENT (0.89%)
      275,000   Intuitive Surgical, Inc.(1)               4,029,661          63,250,000

                REAL ESTATE (2.88%)
    4,950,000   CB Richard Ellis Group,
                 Inc., ClA(1)                            35,102,586         137,808,000
      925,000   CoStar Group, Inc.(1)                    39,770,736          49,441,250
    1,000,000   HFF, Inc., ClA(1)                        18,032,791          11,870,000
      147,854  St. Joe Company                            4,939,469           4,969,373
                                                     --------------         -----------
                                                         97,845,582         204,088,623

                REAL ESTATE -
                 HOME BUILDING (0.64%)
    1,050,000   Brookfield Homes Corp.                   35,280,148          19,477,500
      625,000   M.D.C. Holdings, Inc.                    31,144,412          25,587,500
                                                     --------------         -----------
                                                         66,424,560          45,065,000

               REAL ESTATE - REITS (2.16%)
    1,475,000  Acadia Realty Trust                       39,458,028          40,016,750
      136,838  Alexander's, Inc.(1)                      29,189,317          52,751,049
      182,214   CBRE Realty Finance, Inc.                 2,642,103           1,075,063
    1,500,000   Digital Realty Trust, Inc.               54,621,488          59,085,000
                                                     --------------         -----------
                                                        125,910,936         152,927,862

               RECREATION AND
                RESORTS (10.37%)
    2,850,000  Ameristar Casinos, Inc.                   67,561,095          80,085,000
      200,000   Boyd Gaming Corp.                         5,345,492           8,570,000
    1,500,000   Gaylord Entertainment Co.(1)             70,857,828          79,830,000
    1,450,000   Isle of Capri Casinos, Inc.(1)           30,683,260          28,202,500
      575,000   Penn National Gaming, Inc.(1)            16,140,523          33,936,500
    2,900,000   Pinnacle Entertainment, Inc.(1)          91,266,677          78,967,000
    1,700,000  Station Casinos, Inc.                     39,029,399         148,716,000
      877,978  Steiner Leisure, Ltd.(1)(5)               41,430,816          38,104,245
    1,250,000  Vail Resorts, Inc.(1)                     21,897,070          77,862,500
      500,000  Wynn Resorts, Ltd.(1)                      8,255,919          78,780,000
      537,677  Wynn Resorts, Ltd.(1)(3)                   7,863,993          80,480,569
                                                     --------------         ------------
                                                        400,332,072         733,534,314

16                                            See Notes to Financial Statements.

SEPTEMBER 30,2007                                              BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
September 30,2007

Shares                                                   Cost               Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------------

               RESTAURANTS (2.85%)
     1,350,000 California Pizza Kitchen,
               Inc.(1)                               $   23,047,680     $    23,719,500
     3,675,000 Cheesecake Factory, Inc.(1)(5)            85,772,814          86,252,250
        91,193 Chipotle Mexican Grill, Inc., Cl A(1)      3,795,605          10,772,629
     1,500,000 Panera Bread Co., Cl A(1)                 60,936,852          61,200,000
       700,000 Peet's Coffee & Tea, Inc.(1)(5)           15,273,681          19,537,000
                                                     --------------     ---------------
                                                        188,826,632         201,481,379

               RETAIL -
                SPECIALTY STORES (9.69%)
       800,000 Blue Nile, Inc.(1)(5)                     23,190,333          75,296,000
     1,200,000 Cabela's, Inc., ClA(1)                    26,601,533          28,380,000
     3,300,000 CarMax, Inc.(1)                           34,948,928          67,089,000
     2,500,000 Dick's Sporting Goods, Inc.(1)            86,074,246         167,875,000
     1,500,000 DSW, Inc., ClA(1)                         37,572,261          37,755,000
       600,000 Guitar Center, Inc.(1)                    33,687,665          35,580,000
     2,900,000 J. Crew Group, Inc.(1)                    93,937,342         120,350,000
     4,500,000 Penske Automotive Group, Inc.
                (formerly United Auto Group, Inc.)       92,701,894          91,080,000
     2,400,000 Select Comfort Corp.(1)(5)                32,702,301          33,480,000
       625,000 Tractor Supply Co.(1)                     24,758,679          28,806,250
                                                     --------------     ---------------
                                                        486,175,182         685,691,250

               SOFTWARE (0.73%)
     1,900,000 Allscripts Healthcare
                Solutions, Inc.(1)                       52,349,487          51,357,000

               TRANSPORTATION (2.08%)
       600,000 Aircastle, Ltd.                           19,420,865          20,052,000
     1,000,000 American Railcar Industries, Inc.         24,363,154          22,020,000
     2,000,000 Genesee &
                Wyoming, Inc., Cl A(1)                   32,221,169          57,680,000
       550,000 Landstar System, Inc.                     13,610,267          23,083,500
     1,050,000 UTI Worldwide, Inc(.)                     24,275,698          24,129,000
                                                     --------------     ---------------
                                                        113,891,153         146,964,500

               UTILITY SERVICES (2.12%)
     2,000,000 ITC Holdings Corp.                        57,396,900          99,100,000
     1,627,498 Southern Union Co.                        19,474,277          50,631,463
                                                     --------------     ---------------
                                                         76,871,177         149,731,463
                                                     --------------     ---------------
TOTAL COMMON STOCKS                                   4,176,063,116       6,464,128,692
                                                     --------------     ---------------


---------------------------------------------------------------------------------------
PRIVATE EQUITY INVESTMENTS (1.83%)
---------------------------------------------------------------------------------------

              PHARMACEUTICAL (0.21%)
  750,000     Reliant Pharmaceuticals LLC,
               Series D(1)(3)                          $ 15,000,000     $    15,000,000

              RECREATION AND
               RESORTS (1.60%)
3,166,666     Fontainebleau Resorts, LLC(1)(1)(3)        34,999,992          37,999,992
        8     Island Global Yachting IV
                L.P.(1)(3)(6)                                                   803,570
                                                                                803,600
7,400,000     Kerzner Intl. Holdings, Ltd.,
                        Cl A(1)(2)(3)                    74,000,000          74,000,000
                                                     --------------     ---------------
                                                        109,803,562         112,803,592

              TRANSPORTATION (0.02%)

   234,375     EOS Airlines, Inc., Cl C(1)(3)             2,500,000           1,368,984
                                                     --------------     ---------------
TOTAL PRIVATE EQUITY INVESTMENTS                        127,303,562         129,172,576
                                                     --------------     ---------------

Principal Amount
---------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (4.99%)
---------------------------------------------------------------------------------------

               SHORT TERM MONEY
                 MARKET INSTRUMENTS

$ 352,939,911   Repurchase Agreement with
                Fixed Income Clearing Corp.,
                dated 09/28/2007, 3.85%
                due 10/01/2007; Proceeds at
                maturity-$353,053,146;
                 (Fully collateralized by U.S.
                Treasury Bond, 7.50% due
                11/15/2016; Market value -
                $244,701,594 and U.S.
                Treasury Note, 4.625% due
                02/15/2017; Market value
                $115,298,300)                           352,939,911         352,939,911
                                                     --------------     ---------------
TOTAL INVESTMENTS (98.17%)                           $4,656,306,589       6,946,241,179
                                                     ==============
CASH AND OTHER ASSETS LESS
LIABILITIES (1.83%)                                                         129,645,595
                                                                        ---------------
NET ASSETS (EQUIVALENT TO $54.55
PER SHARE BASED ON 129,709,093
SHARES OUTSTANDING)                                                     $ 7,075,886,774
                                                                        ===============

----------
%     Represents percentage of net assets.
(1)   Non-income producing securities.
(2)   Foreign domiciled corporation.
(3)   See Note 7 regarding restricted and fair valued securities.
(4) Represents securities or a portion thereof, in segregated custodian account. See Note 10.
(5)   See Note 9 regarding "Affiliated" Companies.
(6) Investment in partnership units. To date, invested $803,570 out of a capital commitment of $5,000,000.
(GDR) Global Depositary Receipt.

See Notes to Financial Statements.                                            17

BARON SMALL CAP FUND                                           September 30,2007
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30,2007

Shares                                                   Cost                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (94.87%)
---------------------------------------------------------------------------------------

                ADVERTISING SERVICES (2.07%)
    2,250,000   National CineMedia,                  $   54,718,030       $  50,400,000
                Inc.(5)
      400,000   R.H. Donnelley Corp.(1)                  11,312,482          22,408,000
                                                     --------------       -------------
                                                         66,030,512          72,808,000
               APPAREL (3.05%)
    1,350,000   Carter's, Inc.(1)                        22,342,106          26,932,500
      750,000   Fossil, Inc.(1)                          14,949,784          28,020,000
      400,000   Lululemon Athletica, Inc.(1)(2)           7,200,000          16,812,000
    2,500,000   Quiksilver, Inc.(1)                      20,155,099          35,750,000
                                                     --------------       -------------
                                                         64,646,989         107,514,500

                BUILDING MATERIALS (1.27%)
    1,250,000   Eagle Materials, Inc.                    23,694,578          44,675,000

               BUSINESS SERVICES (1.89%)
      575,000   ChoicePoint, Inc.(1)                      5,487,791          21,804,000
    1,462,500   Iron Mountain, Inc.(1)                   10,010,524          44,577,000
                                                     --------------       -------------
                                                         15,498,315          66,381,000
                COMMUNICATIONS (5.85%)
    1,750,000   American Tower Corp., Cl A(1)(4)          6,402,929          76,195,000
    2,750,000   SBA Communications Corp., Cl A(1)        27,026,677          97,020,000
    1,500,000   Time Warner Telecom, Inc., Cl A(1)                            4,518,321
                                                                             32,955,000
                                                     --------------       -------------
                                                         57,947,927         206,170,000

                CONSULTING (2.56%)
      650,000   Corporate Executive Board Co.            27,774,515          48,256,000
    1,707,100   Gartner, Inc.(1)                         38,186,218          41,755,666
                                                     --------------       -------------
                                                         65,960,733          90,011,666
                CONSUMER PRODUCTS (2.90%)
      850,000   ACCO Brands Corp.(1)                     19,869,851          19,074,000
    1,500,000   DTS, Inc.(1)(5)                          30,934,334          45,555,000
    1,600,000   Marvel Entertainment, Inc.(1)            36,855,202          37,504,000
                                                     --------------       -------------
                                                         87,659,387         102,133,000

                CONSUMER SERVICES (0.16%)
      150,000   MercadoLibre, Inc.(1)(2)                  3,117,500           5,494,500

                DISTRIBUTION (0.29%)
    1,000,000   Beacon Roofing Supply, Inc.(1)           25,181,338          10,220,000


                EDUCATION (3.99%)
      553,199   Capella Education Co.(1)                 19,794,628          30,929,356
    3,880,000   SkillSoft PLC, ADR(1)(2)                 28,990,066          34,881,200
      444,000   Strayer Education, Inc.                  37,452,157          74,871,720
                                                     --------------       -------------
                                                         86,236,851         140,682,276

                ENERGY SERVICES (5.88%)
    2,500,000   Covanta Holding Corp.(1)                 38,709,339          61,275,000
      100,000   Linn Energy LLC                           3,654,627           3,188,000
      300,000   Linn Energy LLC(3)                       10,050,000           9,085,800
      857,500   PHI, Inc.(1)                             24,669,136          25,845,050
    1,300,000   SunPower Corp., Cl A(1)                  38,267,902         107,666,000
                                                     --------------       -------------
                                                        115,351,004         207,059,850

               ENVIRONMENTAL (1.47%)
      500,000   Clean Harbors, Inc.(1)                   26,048,277          22,260,000
    1,000,000   Nalco Holding Co.                        17,014,844          29,650,000
                                                     --------------       -------------
                                                         43,063,121          51,910,000

               FINANCIAL SERVICES -
                ASSET MANAGEMENT (1.23%)
    1,000,000   Freedom Acquisition Holdings,
                Inc.(1)                                  10,635,711          11,250,000
    1,300,000   Freedom Acquisition Holdings, Inc.
                 Units(1)(6)                             14,215,000          18,395,000
      250,000   GAMCO Investors, Inc., ClA                4,356,166          13,700,000
                                                     --------------       -------------
                                                         29,206,877          43,345,000
               FINANCIAL SERVICES -
                 INSURANCE (0.42%)
      200,000   Arch Capital Group, Ltd.(1)(2)            5,515,966          14,882,000

18                                            See Notes to Financial Statements.

September 30,2007                                           BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
September 30,2007

Shares                                                   Cost                  Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------------

               FINANCIAL SERVICES -
               MISCELLANEOUS (1.37%)
      150,000  Bankrate,
               Inc.(1)                              $     7,137,237         $ 6,918,000

    2,450,000  KKR Financial Holdings LLC                57,675,141          41,282,500
                                                     --------------         -----------
                                                         64,812,378          48,200,500

               FOOD AND AGRICULTURE (0.86%)
    1,671,000  Smart Balance, Inc.(1)(5)
                (formerly Boulder Specialty
                 Brands, Inc.)                           15,817,134          20,620,140
      525,000  Smart Balance, Inc., Units(1)(5)(6)
                (formerly Boulder Specialty
                 Brands, Inc., Units)                     5,795,750           9,723,000
                                                     --------------         -----------
                                                         21,612,884          30,343,140

               GAMING SERVICES (0.15%)
    1,000,000  Cash Systems, Inc.(1)(5)                   6,420,000           5,270,000

               GOVERNMENT SERVICES (6.18%)
    1,500,000  AeroVironment, Inc.(1)(5)                 34,673,956          34,515,000
    1,650,000  FLIR Systems, Inc.(1)                     29,292,833          91,393,500
    2,500,000  L-1 Identity Solutions, Inc.(1)           43,586,514          47,125,000
    1,623,700  Stanley, Inc.(1)(5)                       24,735,335          44,732,935
                                                     --------------         -----------
                                                        132,288,638         217,766,435

               HEALTHCARE FACILITIES (3.11%)
    1,400,000  Brookdale Senior Living, Inc .            34,154,493          55,734,000
    1,400,000  Emeritus Corp.(1)                         43,171,266          37,940,000
    1,000,000  Skilled Healthcare Group, Inc., Cl
               A(1)                                      15,718,687          15,750,000
                                                     --------------         -----------
                                                         93,044,446         109,424,000

               HEALTHCARE SERVICES (1.82%)
      112,500  athenahealth, Inc.(1)                      2,025,000           3,814,875
      475,000  Gen-Probe, Inc.(1)                        21,507,724          31,625,500
      700,000  NighHawk Radiology
                Holdings, Inc.(1)                        13,542,498          17,157,000
      390,000  PRA International(1)                       8,536,582          11,466,000
                                                     --------------         -----------
                                                         45,611,804          64,063,375
               HOTELS AND LODGING (2.73%)
    4,250,484  Kingdom Hotel Investments, GDR(1)(2)      37,942,684          34,853,969
   17,000,000  Mandarin Oriental
                 International, Ltd.(2)                  34,213,762          38,250,000
      450,000  Orient-Express Hotels, Ltd., ClA          17,071,357          23,071,500
                                                     --------------         -----------
                                                         89,227,803          96,175,469

               LEISURE (0.37%)
      900,000  MarineMax, Inc.(1)                        21,416,444          13,104,000

               MACHINERY & ELECTRONICS (2.16%)
    1,000,000  Flowserve Corp.                           31,808,128          76,180,000

               MANUFACTURING (4.72%)
      850,000  Actuant Corp., Cl A                       29,848,706          55,224,500
      932,900  HEICOCorp., ClA                           25,105,956          36,849,550
    1,625,000  TransDigm Group, Inc.(1)                  45,109,665          74,278,750
                                                     --------------         -----------
                                                        100,064,327         166,352,800

               MEDIA (1.04%)
    1,800,000   CKX, Inc.(1)                             21,481,596          22,158,000
      600,000   Dolan Media(1)                           10,869,262          14,580,000
                                                     --------------         -----------
                                                         32,350,858          36,738,000

September 30,2007                                           BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
September 30,2007

Shares                                                      Cost                  Value
------------------------------------------------------------------------------------------------
Common Stocks (continued)
------------------------------------------------------------------------------------------------
              Medical Equipment (7.31%)
2,250,700     American Medical Systems
               Holdings, Inc.(1)                            $    39,846,806       $   38,149,365
1,600,000     Immucor, Inc.(1)                                    6,462,595           57,200,000
  400,000     Intuitive Surgical, Inc.(1)                         5,800,000           92,000,000
  715,000     Inverness Medical Innovations, Inc.(1)             33,700,048           39,553,800
  878,079     Masimo Corp.(1)                                    17,678,716           22,531,507
  350,000     TomoTherapy, Inc.(1)                                7,697,414            8,130,500
                                                            ---------------       --------------
                                                                111,185,579          257,565,172
              Minerals & Mining (1.40%)
  100,000     Haynes International, Inc.(1)                       7,823,001            8,537,000
  575,000     Kaiser Aluminum Corp.                              36,144,629           40,577,750
                                                            ---------------       --------------
                                                                 43,967,630           49,114,750
              Printing and Publishing (0.27%)
  250,000     VistaPrint, Ltd.(1)(2)                              8,263,441            9,342,500
              Real Estate (2.51%)
2,500,000     CB Richard Ellis Group, Inc., Cl A(1)              24,312,256           69,600,000
1,574,400     HFF, Inc., Cl A(1)                                 28,957,485           18,688,128
                                                            ---------------       --------------
                                                                 53,269,741           88,288,128
              Real Estate -
               Home Building (0.66%)
1,250,000     Brookfield Homes Corp.                             30,392,566           23,187,500
              Real Estate - REITs (1.06%)
  650,000     Acadia Realty Trust                                15,421,317           17,634,500
  500,000     Digital Realty Trust, Inc.                         18,432,916           19,695,000
                                                            ---------------       --------------
                                                                 33,854,233           37,329,500
              Recreation and Resorts (9.53%)
2,000,000     Ameristar Casinos, Inc.                            64,188,948           56,200,000
1,250,000     Gaylord Entertainment Co.(1)                       37,368,434           66,525,000
2,884,000     Great Wolf Resorts, Inc.(1)(5)                     53,906,108           35,646,240
1,401,700     Penn National Gaming, Inc.(1)                      40,093,264           82,728,334
  600,000     Wynn Resorts, Ltd.(1)                               4,348,057           94,536,000
                                                            ---------------       --------------
                                                                199,904,811          335,635,574
              Restaurants (3.50%)
2,250,000     AFC Enterprises, Inc.(1)(5)                        36,931,249           33,862,500
1,850,000     Cheesecake Factory, Inc.(1)                        44,427,838           43,419,500
  270,000     Panera Bread Co., Cl A(1)                           7,247,903           11,016,000
3,000,000     Texas Roadhouse, Inc., Cl A(1)                     38,035,045           35,100,000
                                                            ---------------       --------------
                                                                126,642,035          123,398,000
              Retail -
              Consumer Staples (3.29%)
3,250,000     Iconix Brand Group, Inc.(1)(5)                     54,910,650           77,317,500
1,500,000     NuCO2, Inc.(1)(5)                                  36,204,728           38,610,000
                                                            ---------------       --------------
                                                                 91,115,378          115,927,500
              Retail - Specialty Stores (4.16%)
1,250,000     Build-A-Bear Workshop, Inc.(1)(5)                  35,358,280           22,200,000
2,564,856     Casual Male Retail Group, Inc.(1)(5)               14,983,513           22,981,110
  900,000     Design Within Reach, Inc.(1)(5)                    10,936,300            4,284,000
1,250,000     DSW, Inc., Cl A(1)                                 29,475,468           31,462,500
  706,200     J. Crew Group, Inc.(1)                             23,544,287           29,307,300
1,800,000     Penske Automotive Group, Inc.
               (formerly United Auto Group, Inc.)                34,504,900           36,432,000
                                                            ---------------       --------------
                                                                148,802,748          146,666,910

Shares                                                      Cost                  Value
------------------------------------------------------------------------------------------------
Common Stocks (continued)
------------------------------------------------------------------------------------------------
              Transportation (3.64%)
1,500,000     Aircastle, Ltd.                                $   44,286,116       $   50,130,000
  600,000     Babcock & Brown Air, Ltd., ADR(1)(2)               13,794,250           13,680,000
  600,000     Grupo Aeroportuario del Centro
               Norte, S.A.B. de C.V., ADR(2)                     12,630,181           17,280,000
  500,000     Grupo Aeroportuario del Pacifico,
               S.A.B. de C.V., ADR(2)                            16,830,373           27,300,000
  400,000     Grupo Aeroportuario del Sureste,
               S.A.B. de C.V., ADR(2)                            11,806,186           19,848,000
                                                            ---------------       --------------
                                                                 99,347,106          128,238,000
                                                            ---------------       --------------
Total Common Stocks                                           2,274,514,076        3,341,598,045
                                                            ---------------       --------------
------------------------------------------------------------------------------------------------
Private Equity Investments (0.99%)
------------------------------------------------------------------------------------------------
              Recreation and Resorts
3,500,000     Kerzner Intl. Holdings, Ltd., Cl A(1)(2)(3)    $   35,000,000       $   35,000,000
                                                            ---------------       --------------
------------------------------------------------------------------------------------------------
Warrants (0.32%)
------------------------------------------------------------------------------------------------
              Apparel (0.29%)
1,981,100     Endeavor Acquisition Corp.
               Warrants Exp 12/14/2009(1)                         5,013,594           10,222,476
              Food and Agriculture (0.02%)
  129,000     Smart Balance, Inc.
               (formerly Boulder Specialty Brands, Inc.)
               Warrants Exp 12/16/2009(1)(5)                        323,748              797,220
              Retail - Specialty Stores (0.01%)
  100,000     Casual Male Retail Group, Inc.
               Warrants Exp 07/02/2010(1)(3)(5)                      49,000              420,000
                                                            ---------------       --------------
Total Warrants                                                    5,386,342           11,439,696
                                                            ---------------       --------------
Principal Amount
------------------------------------------------------------------------------------------------
Short Term Investments (4.19%)
------------------------------------------------------------------------------------------------

              Short Term Money
               Market Instruments
$147,431,694  Repurchase Agreement with
               Fixed Income Clearing Corp.,
               dated 09/28/2007, 3.85% due
               10/01/2007; Proceeds at maturity -
               $147,478,995; (Fully collateralized
               by U.S. Treasury Note, 5.125% due
               05/15/2016; Market value
               $150,382,338)                                    147,431,694          147,431,694
                                                            ---------------       --------------
Total Investments (100.37%)                                 $ 2,462,332,112        3,535,469,435
                                                            ===============
Liabilities Less Cash and Other
Assets (-0.37%)                                                                      (13,099,694)
Net Assets (Equivalent to $25.47 per                                              --------------
 share based on 138,269,976 shares
 outstanding)                                                                     $3,522,369,741
                                                                                  ==============

---------------------------------------------------
% Represents percentage of net assets.
(1) Non-income producing securities.
(2) Foreign domiciled corporation.
(3) See Note 7 regarding restricted and fair valued securities.
(4) Represents securities or a portion thereof, in segregated custodian account. See Note 10.
(5) See Note 9 regarding "Affiliated" Companies.
(6) One unit consists of one common share and one warrant.
ADR American Depositary Receipt.
GDR Global Depositary Receipt.

See Notes to Financial Statements.                                           19

BARON iOPPORTUNITY FUND                                        September 30,2007
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30,2007

Shares                                                   Cost                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (94.72%)
----------------------------------------------------------------------------------------

               ADVERTISING SERVICES (5.25%)
       12,000   Google, Inc., ClA(1)                 $    1,572,728        $   6,807,240
      160,000   National CineMedia, Inc.                  3,902,852            3,584,000
                                                     --------------        -------------
                                                          5,475,580           10,391,240

                BUSINESS SERVICES (7.45%)
       20,000   FactSet Research Systems, Inc.            1,235,173            1,371,000
       50,000   IHS, Inc., ClA(1)                         2,184,448            2,824,500
      435,000   LivePerson, Inc.(1)                       2,420,602            2,679,600
      152,500   Monster Worldwide, Inc.(1)                3,373,961            5,194,150
      232,500   NaviSite, Inc.(1)                         1,354,292            2,043,675
       25,000   TaleoCorp., Cl A(1)                         496,250              635,250
                                                     --------------        -------------
                                                         11,064,726           14,748,175

                COMMUNICATIONS (20.61%)
      132,500   American Tower Corp., Cl A(1)             1,821,263            5,769,050
      127,500   Cogent Communications Group, Inc.(1)      1,749,930            2,975,850
       92,000   Equinix, Inc.(1)                          3,678,957            8,159,480
      100,000   MetroPCS Communications, Inc.(1)          2,300,000            2,728,000
       60,000   NII Holdings, Inc.(1)                     4,983,987            4,929,000
       87,500   SAVVIS, Inc.(1)                           3,247,479            3,393,250
      167,500   SBA Communications Corp., Cl A(1)         3,051,970            5,909,400
      450,000   Terremark Worldwide, Inc.(1)              2,488,228            3,226,500
      169,000   Time Warner Telecom, Inc., Cl A(1)        2,856,607            3,712,930
                                                     --------------        -------------
                                                         26,178,421           40,803,460

                COMMUNICATIONS
                 EQUIPMENT (5.62%)
       79,000   QUALCOMM, Inc.                            2,983,090            3,338,540
       79,000   Research in Motion, Ltd.(1)(2)            2,168,285            7,785,450
                                                     --------------        -------------
                                                          5,151,375           11,123,990

                COMPUTER TECHNOLOGY (3.95%)
       51,000   Apple, Inc.(1)                            2,570,902            7,830,540

                CONSULTING (2.10%)
      170,000   Gartner, Inc.(1)                          4,172,561            4,158,200

                CONSUMER PRODUCTS (0.89%)
       55,000   Shutterfly, Inc.(1)                         786,427            1,755,050

                CONSUMER SERVICES (4.66%)
       86,000   eBay, Inc.(1)                             1,150,197            3,355,720

       51,500   MercadoLibre, Inc.(1)(2)                    927,000            1,886,445
       45,000   priceline.com, Inc.(1)                      909,613            3,993,750
                                                     --------------        -------------
                                                          2,986,810            9,235,915

               ENERGY SERVICES (0.54%)
       83,000  Medis Technologies, Ltd.(1)                1,866,494            1,079,000


               FINANCIAL SERVICES -
                BROKERAGE & EXCHANGES (11.16%)
      360,000  Charles Schwab Corp.                       4,114,826            7,776,000
       12,250  CME Group, Inc. (formerly Chicago
               Mercantile Exchange Holdings,
                Inc., ClA)                                3,062,226            7,195,037
       19,500  IntercontinentalExchange, Inc.(1)          2,688,873            2,962,050
       87,000  optionsXpress Holdings, Inc.               1,629,541            2,274,180
      162,500  TradeStation Group, Inc.(1)                1,744,754            1,896,375
                                                     --------------        -------------
                                                         13,240,220           22,103,642

              FINANCIAL SERVICES -
              MISCELLANEOUS (2.68%)
       65,000  Bankrate, Inc.(1)                          2,550,751            2,997,800
       62,000  RedecardSA, GDR 144A(1)(2)                 2,066,599            2,306,822
                                                     --------------        -------------
                                                          4,617,350            5,304,622

              GAMING SERVICES (1.38%)
       72,500  Scientific Games Corp., Cl A(1)            2,505,845            2,726,000

              HEALTHCARE SERVICES (2.04%)
       37,500  athenahealth, Inc.(1)                        675,000            1,271,625
      195,000  HLTH Corp.(1)                              2,692,341            2,763,150
                                                     --------------        -------------
                                                          3,367,341            4,034,775

              INFORMATION SERVICES (1.24%)
       17,500  BladeLogic, Inc.(1)                          297,500              448,700
      195,000  Dice Holdings, Inc.(1)                     2,444,111            2,004,600
                                                     --------------        -------------
                                                          2,741,611            2,453,300

              INFORMATION TECHNOLOGY
               SERVICES (2.15%)
       40,000  Fiserv, Inc.(1)                            1,997,284            2,034,400
       50,000  VeriFone Holdings, Inc.(1)                 1,044,299            2,216,500
                                                     --------------        -------------
                                                          3,041,583            4,250,900

20                                            See Notes to Financial Statements.

September 30,2007                                        BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
September 30,2007

Shares                                                   Cost                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------------

               LEISURE (3.78%)

      120,000  Activision, Inc.(1)                   $    1,653,134       $   2,590,800
       87,500   Electronic Arts, Inc.(1)                  4,662,803           4,899,125
                                                     --------------       -------------
                                                          6,315,937           7,489,925

               MEDIA (11.04%)
       30,000   Central European Media
                 Enterprises, Ltd., Cl A(1)(2)            2,110,846           2,751,300
      200,700   Comcast Corp., Cl A(1)                    3,438,499           4,808,772
       90,000   Knot, Inc.(1)                             1,974,970           1,913,400
       40,000   Lamar Advertising Co., Cl A(1)            2,356,381           1,958,800
      185,000   News Corp., Cl A                          3,269,588           4,068,150
      185,400  TechTarget, Inc.(1)                        2,474,251           3,133,260
      120,000  Yahoo!, Inc.(1)                            2,120,135           3,220,800
                                                     --------------       -------------
                                                         17,744,670          21,854,482

               PRINTING AND PUBLISHING (0.57%)
       30,000  VistaPrint, Ltd.(1)(2)                       913,893           1,121,100

               REAL ESTATE (2.89%)
       52,500   CoStar Group, Inc.(1)                     1,791,166           2,806,125
    1,060,000   Move, Inc.(1)                             3,201,955           2,925,600
                                                     --------------       -------------
                                                          4,993,121           5,731,725

               RETAIL - SPECIALTY STORES (0.81%)
       35,000   Best Buy Co., Inc.                        1,521,319           1,610,700

               SOFTWARE (3.91%)
       72,500  Allscripts Healthcare Solutions,
               Inc.(1)                                    1,866,700           1,959,675
      200,000   Nuance Communications, Inc.(1)            2,571,261           3,862,000
       22,500  VMware, Inc., ClA(1)                         652,500           1,912,500
                                                     --------------       -------------
                                                          5,090,461           7,734,175
                                                     --------------       -------------
TOTAL COMMON STOCKS                                     126,346,647         187,540,916
                                                     --------------       -------------


---------------------------------------------------------------------------------------
WARRANTS (0.00%)
---------------------------------------------------------------------------------------

              MEDIA
  200,000     Loudeye Corp.
              Warrants Exp 12/23/2010(1)(3)          $            0       $           0
                                                     --------------       -------------
Principal Amount
---------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (4.60%)
---------------------------------------------------------------------------------------

               SHORT TERM MONEY
                MARKET INSTRUMENTS
$ 9,116,387     Repurchase Agreement with
                Fixed Income Clearing Corp.,
                dated 09/28/2007, 3.85%
                due 10/01/2007; Proceeds at
                maturity-$9,119,312;
                (Fully collateralized by U.S.
                Treasury Note, 4.625% due
                02/15/2017; Market value
                $9,299,225)                               9,116,387           9,116,387
                                                     --------------       -------------
TOTAL INVESTMENTS (99.32%)                           $  135,463,034         196,657,303
                                                     ==============       =============
CASH AND OTHER ASSETS LESS
LIABILITIES (0.68%)                                                           1,346,648
                                                                          -------------
NET ASSETS (EQUIVALENT TO $13.01
PER SHARE BASED ON 15,216,269
SHARES OUTSTANDING)                                                       $ 198,003,951
                                                                          =============

-------------
*     Represents percentage of net assets.
(1)   Non-income producing securities.
(2)   Foreign domiciled corporation.
(3)   See Note 7 regarding restricted and fair valued securities.
GDR   Global Depositary Receipt.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See Notes to Financial Statements.                                          21

BARON FIFTH AVENUE GROWTH FUND                                 September 30,2007
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30,2007

Shares                                                   Cost                  Value
----------------------------------------------------------------------------------------
COMMON STOCKS (98.72%)
----------------------------------------------------------------------------------------

                ADVERTISING SERVICES (3.09%)
        6,000   Google, Inc., Cl A(1)                $     1,842,053       $   3,403,620

               BUSINESS SERVICES (6.13%)
       46,000   Automatic Data Processing, Inc.           1,830,909            2,112,780
       16,000   Ecolab, Inc.                                700,606              755,200
       24,000   FedEx Corp.                               2,625,349            2,514,000
       44,999   Iron Mountain, Inc.(1)                      881,809            1,371,569
                                                     --------------        -------------
                                                          6,038,673            6,753,549
               COMMUNICATIONS (5.30%)
       20,000   America Movil S.A.B. de C.V.,
                 Series L, ADR(2)                         1,251,485            1,280,000
       84,000   American Tower Corp., Cl A(1)             1,996,605            3,657,360
       11,000   NII Holdings, Inc.(1)                       855,064              903,650
                                                     --------------        -------------
                                                          4,103,154            5,841,010

               COMPUTER TECHNOLOGY (5.07%)
       22,000   Apple, Inc.(1)                            1,034,805            3,377,880
       75,000   Microsoft Corp.                           1,706,020            2,209,500
                                                     --------------        -------------
                                                          2,740,825            5,587,380

               CONSUMER PRODUCTS (14.32%)
       35,000   Cadbury Schweppes plc, ADR(2)             1,318,807            1,628,200
       53,000   Diageoplc, ADR(2)                         3,563,654            4,649,690
       88,000   Groupe Danone, ADR(2)                     1,435,803            1,385,481
       56,000   PepsiCo, Inc.                             3,369,336            4,102,560
       57,000   Procter & Gamble Co.                      3,129,847            4,009,380
                                                     --------------        -------------
                                                         12,817,447           15,775,311

               CONSUMER SERVICES (0.38%)
       20,000   Western Union Co.                           433,523              419,400

               DISTRIBUTION (1.44%)
       35,000   FastenalCo.                               1,304,146            1,589,350

               ENERGY SERVICES (9.49%)
       39,000   Diamond Offshore Drilling, Inc.           3,099,419            4,418,310
       37,000   Transocean, Inc.(1)                       2,857,092            4,182,850
       30,000   XTO Energy, Inc.                          1,815,580            1,855,200
                                                     --------------        -------------
                                                          7,772,091           10,456,360


               FINANCIAL SERVICES -
                ASSET MANAGEMENT (3.04%)
       38,000   AllianceBernstein Holding L.P.            2,073,784            3,346,660

               FINANCIAL SERVICES -
                 BANKING (3.20%)
       70,000   Wells Fargo & Company                     2,464,216            2,493,400
       15,000   Zions Bancorporation                      1,050,350            1,030,050
                                                     --------------        -------------
                                                          3,514,566            3,523,450
               FINANCIAL SERVICES -
                BROKERAGE & EXCHANGES (5.61%)
     150,000   Charles Schwab Corp.                  $    1,861,969        $   3,240,000
       5,000   CME Group, Inc. (formerly Chicago
                Mercantile Exchange Holdings,
                Inc., ClA)                                1,121,168            2,936,750
                                                     --------------        -------------
                                                          2,983,137            6,176,750

              FINANCIAL SERVICES -
                INSURANCE (1.07%)
          10   Berkshire Hathaway, Inc., Cl A(1)            901,365            1,185,100

              FINANCIAL SERVICES -
                MISCELLANEOUS (3.77%)
      70,000   American Express Co.                       3,682,642            4,155,900

              HEALTHCARE SERVICES (0.21%)
       4,000   Thermo Fisher Scientific, Inc.(1)            215,295              230,880

              HEALTHCARE SERVICES -
                INSURANCE (4.61%)
      51,000   UnitedHealth Group, Inc.                   2,022,289            2,469,930
      33,000   WellPoint, Inc.(1)                         1,957,458            2,604,360
                                                     --------------        -------------
                                                          3,979,747            5,074,290
              HOTELS AND LODGING (1.27%)
      23,000   Starwood Hotels & Resorts

                Worldwide, Inc.                           1,313,981            1,397,250

              INDUSTRIAL SERVICES (1.02%)
      12,000   3MCo.

               MEDIA (6.97%)                              1,079,098            1,122,960
     135,000   Comcast Corp., Cl A(1)                     3,103,632            3,234,600
      35,000   Lamar Advertising Co., Cl A(1)             1,920,902            1,713,950
      55,000   News Corp., ClA                              828,958            1,209,450
      30,000   Time Warner, Inc.                            562,557              550,800
      36,000   Yahoo!, Inc.(1)                              936,690              966,240
                                                     --------------        -------------
                                                          7,352,739            7,675,040

              REAL ESTATE - REITS (0.30%)
       3,000   Vornado Realty Trust                         129,901              328,050

              RECREATION AND RESORTS (7.73%)
      26,000   Las Vegas Sands Corp.(1)                     787,824            3,468,920
      40,000   Marriott International, Inc., ClA                               1,249,597
                                                                               1,738,800
                                                     --------------        -------------
      21,000   Wynn Resorts, Ltd.(1)                      1,427,229            3,308,760
                                                          3,464,650            8,516,480

22                                            See Notes to Financial Statements.

September 30,2007                                 BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
September 30,2007

Shares                                                   Cost                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------------

              RETAIL - CONSUMER STAPLES (9.27%)
   70,000    CVS Caremark Corp.                      $    2,299,354      $    2,774,100
   85,000     Macy's, Inc.                                3,179,515           2,747,200
   43,000    Target Corp.                                 1,968,604           2,733,510
   40,000    Whole Foods Market, Inc.                     2,092,638           1,958,400
                                                     --------------      --------------
                                                          9,540,111          10,213,210

              RETAIL - SPECIALTY STORES (5.43%)
    6,000     Bed Bath & Beyond, Inc.(1)                    199,528             204,720
   50,000     Coach, Inc.(1)                              1,060,978           2,363,500
   65,000     Home Depot, Inc.                            2,499,854           2,108,600
   25,000     Tiffany & Co.                                 785,845           1,308,750
                                                     --------------      --------------
                                                          4,546,205           5,985,570
                                                     --------------      --------------
TOTAL COMMON STOCKS                                      81,829,133         108,757,570

Principal Amount
---------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (0.30%)
---------------------------------------------------------------------------------------

               SHORT TERM MONEY
                MARKET INSTRUMENTS
$    325,631   Repurchase Agreement with
                Fixed Income Clearing Corp.,
                dated 09/28/2007, 3.85%
                due 10/01/2007; Proceeds at
                maturity - $325,735;
                (Fully collateralized by U.S.
                 Treasury Bond, 8.125% due
                08/15/2019; Market value
                $335,325)                                   325,631             325,631
                                                     --------------      --------------
TOTAL INVESTMENTS (99.02%)                           $   82,154,764         109,083,201
                                                     ==============      ==============
CASH AND OTHER ASSETS LESS
LIABILITIES (0.98%)                                                           1,081,893
                                                                         --------------
NET ASSETS (EQUIVALENT TO $14.12
PER SHARE BASED ON 7,800,699
SHARES OUTSTANDING)                                                      $  110,165,094
                                                                         --------------

------------------
*     Represents percentage of net assets.
(1)   Non-income producing securities.
(2)   Foreign domiciled corporation.
ADR   American Depositary Receipt.

See Notes to Financial Statements.

BARON FUNDS                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
SEPTEMBER 30, 2007

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     BARON            BARON          BARON FIFTH
                                             BARON ASSET      BARON GROWTH         SMALL CAP       iOPPORTUNITY     AVENUE GROWTH
                                                FUND              FUND               FUND             FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:

 Investments in securities, at cost
     Unaffiliated investments              $ 2,468,080,078   $ 4,238,926,074    $ 2,045,633,997  $   135,463,034   $    82,154,764
     "Affiliated" investments                   82,527,747       417,380,515        416,698,115               --                --
 Investments in securities, at value
     Unaffiliated investments              $ 4,160,219,335   $ 6,296,455,684    $ 3,088,534,790  $   196,657,303   $   109,083,201
     "Affiliated" investments                  307,917,000       649,785,495        446,934,645               --                --
 Cash                                              470,895         1,093,480          2,744,815          922,307                --
 Receivable for securities sold                 30,556,486       128,445,348         17,154,412          692,535         1,382,518
 Receivable for shares sold                      3,659,016        11,347,313          3,023,327          364,996            84,789
 Dividends and interest receivable               2,401,192         1,898,234          2,418,980           14,025           142,715
 Prepaid expenses                                   20,121            32,968             17,093              858               676
                                           ---------------   ---------------    ---------------  ---------------   ---------------
                                             4,505,244,045     7,089,058,522      3,560,828,062      198,652,024       110,693,899
                                           ---------------   ---------------    ---------------  ---------------   ---------------
LIABILITIES:

 Payable for securities purchased                7,423,758         5,925,532         33,273,917               --           325,947
 Payable for shares redeemed                    29,456,426         6,635,811          4,783,193          556,670           118,470
 Due to custodian bank                                  --                --                 --               --             9,260
 Accrued expenses and other payables               408,422           610,405            401,211           91,403            75,128
                                           ---------------   ---------------    ---------------  ---------------   ---------------
                                                37,288,606        13,171,748         38,458,321          648,073           528,805
                                           ---------------   ---------------    ---------------  ---------------   ---------------
NET ASSETS                                 $ 4,467,955,439   $ 7,075,886,774    $ 3,522,369,741  $   198,003,951   $   110,165,094
                                           ---------------   ---------------    ---------------  ---------------   ---------------
NET ASSETS CONSIST OF:

 Capital paid-in                           $ 2,411,883,668   $ 4,480,545,231    $ 2,258,760,209  $   178,104,905   $    76,072,001
 Accumulated net investment loss                        --           (38,925)                --               --            (6,725)
 Accumulated net realized gain
   (loss) on investments                       138,543,261       305,445,878        190,472,209      (41,295,223)        7,171,381
 Net unrealized appreciation of
   investments                               1,917,528,510     2,289,934,590      1,073,137,323       61,194,269        26,928,437
                                           ---------------   ---------------    ---------------  ---------------   ---------------
NET ASSETS                                 $ 4,467,955,439   $ 7,075,886,774    $ 3,522,369,741  $   198,003,951   $   110,165,094
                                                                                                 ---------------   ---------------
SHARES OUTSTANDING ($.01 PAR VALUE;
 INDEFINITE SHARES AUTHORIZED)                  67,118,335       129,709,093        138,269,976       15,216,269         7,800,699
                                           ---------------   ---------------    ---------------  ---------------   ---------------
NET ASSET VALUE PER SHARE                  $         66.57   $         54.55    $         25.47  $         13.01   $         14.12
                                           ---------------   ---------------    ---------------  ---------------   ---------------

24                                            See Notes to Financial Statements.

SEPTEMBER 30, 2007                                                   BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      BARON            BARON          BARON FIFTH
                                               BARON ASSET      BARON GROWTH        SMALL CAP       iOPPORTUNITY     AVENUE GROWTH
                                                  FUND              FUND              FUND             FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
INCOME:

  Interest                                   $    10,862,770   $    19,536,478   $     4,782,600  $       710,755   $       129,131
  Dividends - unaffiliated investments            35,931,663        32,911,625        34,350,269          600,485         1,445,678
  Dividends - "affiliated" investments                  --                --             288,750             --                --
 Securities lending income                           148,294              --             637,690           54,996              --
 Taxes withheld on dividends                         (97,987)          (12,623)           (2,250)            --              (3,890)
                                             ---------------   ---------------   ---------------  ---------------   ---------------

 Total income                                     46,844,740        52,435,480        40,057,059        1,366,236         1,570,919
                                             ---------------   ---------------   ---------------  ---------------   ---------------

EXPENSES:

  Investment advisory fees                        40,033,325        64,180,072        32,879,001        1,691,533         1,232,114
  Distribution fees                               10,008,331        16,045,018         8,219,750          422,883           308,028
  Reports to shareholders                          1,139,288         2,271,300         1,068,600           85,750            28,340
  Shareholder servicing agent fees and
     expenses                                        821,104           968,787           532,015          120,347            43,220
  Proxy expenses                                   1,186,042                --                --               --                --
  Professional fees                                  103,620           142,295            94,805           35,582            30,078
  Custodian fees                                     104,180           174,530           198,860           19,344            13,238
  Registration and filing fees                       101,175           149,925            91,670           39,180            19,368
  Trustee fees and expenses                           87,292           137,225            70,002            3,564             2,623
  Miscellaneous expenses                              87,745           141,231            75,119            4,303             3,595
                                             ---------------   ---------------   ---------------  ---------------   ---------------
  Total operating expenses                        53,672,102        84,210,383        43,229,822        2,422,486         1,680,604
  Expense offsets                                   (137,439)         (198,072)          (79,430)         (21,307)           (5,563)
                                             ---------------   ---------------   ---------------  ---------------   ---------------
  Net expenses                                    53,534,663        84,012,311        43,150,392        2,401,179         1,675,041
                                             ---------------   ---------------   ---------------  ---------------   ---------------
  Net investment loss                             (6,689,923)      (31,576,831)       (3,093,333)       1,034,943)         (104,122)
                                             ---------------   ---------------   ---------------  ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments sold -
 unaffiliated investments                        138,797,928       308,232,688       228,361,043       19,441,553         8,706,631
Net realized gain (loss) on investments
 sold - "affiliated" investments                          --        29,886,683       (12,477,133)              --                --
Net change in unrealized appreciation/
  (depreciation) of investments                  554,958,141       865,493,925       436,676,351       24,756,707         8,921,553
                                             ---------------   ---------------   ---------------  ---------------   ---------------
Net gain on investments                          693,756,069     1,203,613,296       652,560,261       44,198,260        17,628,184
                                             ---------------   ---------------   ---------------  ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $   687,066,146   $ 1,172,036,465   $   649,466,928  $    43,163,317   $    17,524,062
                                             ---------------   ---------------   ---------------  ---------------   ---------------

See Notes to Financial Statements.                                            25

BARON FUND                                                    SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30

                                                        BARON ASSET FUND                     BARON GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
                                                      2007             2006                2007             2006
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                            $    (6,689,923)   $   (15,197,766)   $   (31,576,831)   $   (32,610,987)
Net realized gain                                  138,797,928        274,508,929        338,119,371        286,829,531
Net change in unrealized
appreciation/(depreciation)                        554,958,141         63,584,112        865,493,925        101,599,114
                                               ---------------    ---------------    ---------------    ---------------

 Increase in net assets resulting
 from operations                                   687,066,146        322,895,275      1,172,036,465        355,817,658
                                               ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments                  (266,497,466)      (136,438,779)      (285,910,925)      (222,904,672)
                                               ---------------    ---------------    ---------------    ---------------

 Decrease in net assets from
 distributions to shareholders                    (266,497,466)      (136,438,779)      (285,910,925)      (222,904,672)
                                               ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from the sale of shares                 1,215,485,090        823,269,479      1,713,788,260        963,307,597
Net asset value of shares issued in
reinvestment of dividends                          256,514,493        134,216,963        277,672,917        215,723,575
Cost of shares redeemed                           (790,204,725)      (465,792,862)    (1,117,535,772)    (1,001,257,192)

                                               ---------------    ---------------    ---------------    ---------------

 Increase (decrease) in net assets
  derived from capital share
     transactions                                  681,794,858        491,693,580        873,925,405        177,773,980
Redemption fees                                             --                 --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------

  Increase (decrease) in net assets              1,102,363,538        678,150,076      1,760,050,945        310,686,966
                                               ---------------    ---------------    ---------------    ---------------

NET ASSETS:
Beginning of year                                3,365,591,901      2,687,441,825      5,315,835,829      5,005,148,863
                                               ---------------    ---------------    ---------------    ---------------
 End of year                                   $ 4,467,955,439    $ 3,365,591,901    $ 7,075,886,774    $ 5,315,835,829
                                               ===============    ===============    ===============    ===============

ACCUMULATED NET INVESTMENT INCOME (LOSS) AT
END OF YEAR                                    $            --    $            --            (38,925)   $       389,299
                                               ===============    ===============    ===============    ===============

SHARES:
Shares sold                                         19,421,982         14,107,703         33,177,545         20,204,279
Shares issued on reinvestment of dividends           4,330,089          2,355,924          5,606,156          4,696,794
Shares redeemed                                    (12,653,150)        (7,993,965)       (21,635,413)       (21,247,341)
                                               ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE)                             11,098,921          8,469,662         17,148,288          3,653,732
                                               ===============    ===============    ===============    ===============


                                                       BARON SMALL CAP FUND
---------------------------------------------------------------------------------
                                                     2007              2006
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                            $    (3,093,333)   $   (22,100,873)
Net realized gain                                  215,883,910        366,155,287
Net change in unrealized
  appreciation/(depreciation)                      436,676,351       (202,585,115)
                                               ---------------    ---------------

 Increase in net assets resulting
 from operations                                   649,466,928        141,469,299
                                               ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments                  (372,128,469)       (89,572,056)
                                               ---------------    ---------------

 Decrease in net assets from
 distributions to shareholders                    (372,128,469)       (89,572,056)

CAPITAL SHARE TRANSACTIONS:
Proceeds from the sale of shares                   703,299,928        693,848,554
Net asset value of shares issued in
reinvestment of dividends                          353,558,000         85,550,454
Cost of shares redeemed                           (733,478,669)      (738,216,838)
                                               ---------------    ---------------

 Increase (decrease) in net assets
  derived from capital share
     transactions                                  323,379,259         41,182,170
Redemption fees                                             --                 --
                                               ---------------    ---------------

  Increase (decrease) in net assets                600,717,718         93,079,413
                                               ---------------    ---------------

NET ASSETS:                                      2,921,652,023      2,828,572,610
Beginning of year
                                               ---------------    ---------------
 End of year                                   $ 3,522,369,741    $ 2,921,652,023
                                               ---------------    ---------------
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT
END OF YEAR                                    $            --    $            --

SHARES:
Shares sold                                         29,268,472         29,041,647
Shares issued on reinvestment of dividends          15,602,736          3,768,729
Shares redeemed                                    (30,439,690)       (31,507,553)
                                               ---------------    ---------------
NET INCREASE (DECREASE)                             14,431,518          1,302,823

26                                            See Notes to Financial Statements.

BARON FUNDS                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30

                                                   BARON iOPPORTUNITY FUND             BARON FIFTH AVENUE GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
                                                      2007             2006                2007             2006
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

 Net investment loss                           $    (1,034,943)   $     (399,745)    $      (104,122)   $      (206,651)

 Net realized gain                                  19,441,553        22,647,489           8,706,631            118,363
 Net change in unrealized
   appreciation/(depreciation)                      24,756,707        (8,631,960)          8,921,553          5,955,961
                                               ---------------    ---------------    ---------------    ---------------
 Increase in net assets
   resulting from operations                        43,163,317        13,615,784          17,524,062          5,867,673
                                               ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net realized gain on investments                           --                 --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------

 Decrease in net assets from
    distributions to shareholders                           --                 --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:

 Proceeds from the sale of shares                   44,723,954         31,391,046         23,590,508         87,338,016
 Net asset value of shares issued
   in reinvestment of dividends
 Cost of shares redeemed                           (35,294,788)      (45,344,656)        (54,208,224)       (66,484,035)
                                               ---------------    ---------------    ---------------    ---------------
 Increase (decrease) in net assets
   derived from capital share transactions           9,429,166       (13,953,610)        (30,617,716)        20,853,981
 Redemption fees                                        41,559            29,348                  --                 --
                                               ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets                 52,634,042          (308,478)        (13,093,654)        26,721,654
                                               ---------------    ---------------    ---------------    ---------------

NET ASSETS:

 Beginning of year                                 145,369,909       145,678,387         123,258,748         96,537,094
                                               ---------------    ---------------    ---------------    ---------------
 End of year                                   $   198,003,951    $  145,369,909       $ 110,165,094    $   123,258,748
                                               ===============    ===============    ===============    ===============

ACCUMULATED NET INVESTMENT INCOME
 (LOSS) AT END OF YEAR                         $            --    $            --    $        (6,725)   $            --
                                               ===============    ===============    ===============    ===============

SHARES:

 Shares sold                                         3,820,656          3,183,604          1,781,515          7,236,439
 Shares issued on reinvestment of dividends                 --                 --                 --                 --
 Shares redeemed                                    (3,069,044)        (4,615,816)        (4,064,593)        (5,500,144)
                                               ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE)                                751,612         (1,432,212)        (2,283,078)         1,736,295
                                               ===============    ===============    ===============    ===============

See Notes to Financial Statements.                                            27

BARON FUNDS                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION.

Baron Investment Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust on February 19,1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium sized growth companies with undervalued assets or favorable growth prospects. Prior to February 15,2007, the Fund's objective was to invest in small and medium sized companies. Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small growth companies. Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small companies. Baron iOpportunity Fund seeks capital appreciation through investments in growth businesses that benefit from technology advances. Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in the securities of larger growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

b) FOREIGN CURRENCY TRANSLATIONS. Values of investments denominated in foreign currencies are translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

c) SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSE ALLOCATION AND EXPENSE OFFSETS. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis which includes the accretion of discounts and amortization of premiums. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds' expenses were reduced by expense offsets from an unaffiliated transfer agent. The Funds earned cash management credits which were used to reduce Shareholder servicing agent fees and expenses. These offsets are included in Expense offsets on the Statements of Operations.

28                                            See Notes to Financial Statements.

SEPTEMBER 30, 2007                                                   BARON FUNDS
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED).

d) SECURITIES LENDING. The Funds may loan securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders' fees, both of which are included in Securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral at least equal to the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 102% of the value of securities loaned. There were no securities on loan as of September 30, 2007.

For the year ended September 30, 2007, Baron Asset Fund, Baron Small Cap Fund, and Baron iOpportunity Fund had securities lending income of $148,294, $637,690, and $54,996, respectively which is included in the Statements of Operations.

e) REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds' policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) FEDERAL INCOME TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

g) RESTRICTED SECURITIES. The Funds invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by the Board of Trustees.

h) DISTRIBUTIONS. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, and wash sale losses deferred.

i) SHORT-TERM TRADING FEE. Baron iOpportunity Fund imposes a 1% short-term trading fee on redemptions and exchanges of shares held for less than six months. The fee is retained by Baron iOpportunity for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges, offset the portfolio transaction costs and facilitate portfolio management. The fee is accounted for as an addition to capital paid-in.

j) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(k) COMMITMENTS AND CONTINGENCIES. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(l) NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. Fin 48 will be applicable for the Funds in the first semi-annual report dated March 31, 2008, and is to be applied to all open tax years as of the date of effectiveness. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"). SFAS 157, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. SFAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact, if any, of applying the various provisions of SFAS 157.

See Notes to Financial Statements.

BARON FUNDS                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the year ended September 30, 2007 were as follows:

-----------------------------------------------------------------------------------------------------------------
FUND                                                                    PURCHASES                       SALES
-----------------------------------------------------------------------------------------------------------------
Baron Asset Fund                                                     $1,039,296,234              $    506,653,080
Baron Growth Fund                                                     1,520,326,087                 1,286,658,898
Baron Small Cap Fund                                                  1,161,656,895                 1,248,500,604
Baron iOpportunity Fund                                                  78,424,593                    72,508,489
Baron Fifth Avenue Growth Fund                                           34,474,168                    67,945,222

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

a) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron iOpportunity Fund of 1% per annum of the average daily net assets of the respective Funds. Baron Fifth Avenue Growth Fund pays the Adviser 1% per annum for average daily net assets under $1 billion, 0.95% per annum for average daily net assets greater than $1 billion but less than $2 billion, 0.90% per annum for average daily net assets over $2 billion but less than $3 billion, 0.85% per annum for average daily net assets over $3 billion but less than $4 billion, and 0.80% per annum for average daily net assets greater than $4 billion. For Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund, the Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.50% and 1.40% of average daily net assets, respectively.

b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Funds pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee equal on an annual basis to 0.25% of the Funds' average daily net assets.

c) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Funds' Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds' officers received compensation from the Funds.

d) FUND ACCOUNTING AND ADMINISTRATION FEES. The Funds have entered into an agreement with the custodian bank to perform accounting and certain administrative services. The custodian bank is compensated for fund accounting based on a percentage of the Funds' net assets, subject to certain minimums plus fixed annual fees for the administrative services.

5. LINE OF CREDIT.

The Funds have entered into a line of credit agreement with the custodian bank to be used for temporary purposes, primarily for financing redemptions. Each Fund may borrow up to the lesser of $100 million or the maximum amount each Fund may borrow under the Investment Company Act of 1940, the limitations included in each Fund's prospectus, or any limit or restriction under any law or regulation to which each Fund was subject or any agreement to which each Fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100,000,000. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 0.50%. A commitment fee of 0.08% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. During the year ended September 30, 2007, there were no loans outstanding under the line of credit.

6. LITIGATION.

An action is pending in the Southern District of New York brought by a shareholder of Baron Growth Fund and of Baron Small Cap Fund against these two Funds, their Trustees, and the distributor, Baron Capital, Inc. The action alleges improper imposition of 12b-1 fees on Funds that were partially closed to new investors and seeks compensatory damages and to enjoin further 12b-1 fees. A motion to dismiss the complaint is currently pending. Neither the outcome nor the possible liability to these two Funds can be determined at this point. No amounts have been accrued in these financial statements with respect to the damages sought by this litigation.

30                                            SEE NOTES TO FINANCIAL STATEMENTS.

SEPTEMBER 30, 2007                                                   BARON FUNDS
--------------------------------------------------------------------------------

7. RESTRICTED SECURITIES.

At September 30, 2007, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At September 30, 2007, the Funds held investments in restricted and illiquid securities that were valued under approved methods as follows:

--------------------------------------------------------------------------------------------------------------------------------
BARON ASSET FUND                                                                     ACQUISITION
NAME OF ISSUER                                                                         DATE(S)                      VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS

 Wynn Resorts, Ltd.                                                                   04/17/01               $       218,447,108

PRIVATE EQUITY INVESTMENTS
 Apollo International, Inc. S-A CV Pfd.                                           07/21/99-10/03/02                            0
 Kerzner Intl. Holdings, Ltd., Cl A (See Note 10)                                     09/27/06                        52,000,000
 Somerford Corp. S-A Conv. Pfd.                                                   12/03/98-07/01/06                   15,999,985
                                                                                                             -------------------
TOTAL RESTRICTED SECURITIES: (Cost $85,096,174) (6.41% of Net Assets)                                        $       286,447,093
                                                                                                             ===================

--------------------------------------------------------------------------------------------------------------------------------
BARON GROWTH FUND                                                                    ACQUISITION
NAME OF ISSUER                                                                         DATE(S)                     VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 Wynn Resorts, Ltd.                                                                   04/22/02               $        80,480,569

PRIVATE EQUITY INVESTMENTS
 EOS Airlines, Inc., Cl C                                                             10/27/06                         1,368,984
 Fontainebleau Resorts, LLC                                                       10/05/05-06/01/07                   37,999,992
 Island Global Yachting IV L.P.                                                       06/22/07                           803,600
 Kerzner Intl. Holdings, Ltd., Cl A (See Note 10)                                     09/27/06                        74,000,000
 Reliant Pharmaceuticals LLC, Series D                                                10/28/03                        15,000,000
                                                                                                             -------------------
TOTAL RESTRICTED SECURITIES: (Cost $135,167,555) (2.96% of Net Assets)                                       $       209,653,145
                                                                                                             ===================

--------------------------------------------------------------------------------------------------------------------------------
BARON SMALL CAP FUND                                                                 ACQUISITION
NAME OF ISSUER                                                                         DATE(S)                     VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 Linn Energy LLC                                                                      05/30/07               $         9,085,800
PRIVATE EQUITY INVESTMENTS
 Kerzner Intl. Holdings, Ltd., Cl A (See Note 10)                                     09/27/06                        35,000,000
WARRANTS
 Casual Male Retail Group, Inc.
  Warrants Exp 07/02/2010                                                             07/03/03                           420,000
                                                                                                             -------------------
TOTAL RESTRICTED SECURITIES: (Cost $45,099,000) (1.26% of Net Assets)                                        $        44,505,800
                                                                                                             ===================

--------------------------------------------------------------------------------------------------------------------------------
BARON iOPPORTUNITY FUND                                                              ACQUISITION
NAME OF ISSUER                                                                         DATE(S)                      VALUE
--------------------------------------------------------------------------------------------------------------------------------
WARRANTS
 Loudeye Corp.
  Warrants Exp 12/23/2010                                                             12/22/04               $                 0
                                                                                                             -------------------
TOTAL RESTRICTED SECURITIES: (Cost $0) (0.00% of Net Assets)                                                 $                 0
                                                                                                             ===================

SEE NOTES TO FINANCIAL STATEMENTS.                                            31

BARON FUNDS                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred and net investment losses. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended September 30, 2007, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and capital paid-in relate primarily to the tax treatment of net investment losses. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------------------------------------------------------
                                                      ACCUMULATED               ACCUMULATED
                                                    NET INVESTMENT             NET REALIZED
FUND                                                     LOSS                   GAIN/(LOSS)                     CAPITAL PAID-IN
--------------------------------------------------------------------------------------------------------------------------------
Baron Asset Fund                                  $     6,689,923              $       (66,989)                 $    (6,622,934)
Baron Growth Fund                                      31,148,607                           --                      (31,148,607)
Baron Small Cap Fund                                    3,093,333                   (3,093,333)                              --
Baron iOpportunity Fund                                 1,034,943                            2                       (1,034,945)
Baron Fifth Avenue Growth Fund                             97,397                      (91,316)                          (6,081)

As of September 30, 2007, the components of net assets on a tax basis were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                              BARON            BARON            BARON FIFTH
                                        BARON ASSET       BARON GROWTH        SMALL CAP       IOPPORTUNITY      AVENUE GROWTH
                                           FUND               FUND              FUND             FUND                FUND
--------------------------------------------------------------------------------------------------------------------------------
Cost of investments                    $2,550,662,943    $4,673,988,889     $2,462,972,707    $137,783,007      $  82,601,954
Gross tax unrealized appreciation      $1,972,939,485    $2,437,824,030     $1,222,834,290    $ 63,033,836      $  27,930,497
Gross tax unrealized depreciation         (55,466,093)     (165,571,740)      (150,337,562)     (4,159,540)        (1,449,250)
                                       --------------  ----------------     --------------    ------------      -------------
Net tax unrealized appreciation         1,917,473,392     2,272,252,290      1,072,496,728      58,874,296         26,481,247
Undistributed net investment income                --                --         15,036,612               --                --
Accumulated net realized gain             138,598,379       323,128,178        176,076,192               --          7,618,571
Other temporary differences                        --           (38,925)                --               --             (6,725)
Capital loss carryforwards                         --                --                 --      (38,975,250)                --
Capital paid-in                         2,411,883,668     4,480,545,231      2,258,760,209      178,104,905         76,072,001
                                       --------------  ----------------     --------------    -------------       ------------
Net Assets                             $4,467,955,439    $7,075,886,774     $3,522,369,741    $  198,003,951       $110,165,094
                                       ==============  ================     ==============    ==============

The Funds had capital loss carryforward expiring as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                              BARON            BARON            BARON FIFTH
                                        BARON ASSET       BARON GROWTH        SMALL CAP       IOPPORTUNITY      AVENUE GROWTH
                                           FUND               FUND              FUND             FUND                FUND
--------------------------------------------------------------------------------------------------------------------------------
2010                                   $           --  $             --     $           --    $(17,163,346)     $          --
2011                                   $           --  $             --     $           --     (21,811,904)                --
                                       --------------  ----------------     --------------    ------------      --------------
                                       $           --  $             --     $           --    $(38,975,250)     $          --
                                       ==============  ================     ==============    ============      ==============
Capital loss carryforward
utilized during
the year ended
September 30, 2007                     $           --  $             --     $           --    $ 19,252,888      $    661,500
                                       ==============  ================     ==============    ============      ==============

32                                            See Notes to Financial Statements.

SEPTEMBER 30, 2007                                                   BARON FUNDS
--------------------------------------------------------------------------------

(8) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED).

The tax character of distributions paid during the fiscal years ended September 30, 2007 and September 30, 2006 was as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                            SEPTEMBER 30, 2007                       SEPTEMBER 30, 2006
                                                                          LONG TERM            LONG TERM
FUND                                                 ORDINARY           CAPITAL GAIN            ORDINARY        CAPITAL GAIN
--------------------------------------------------------------------------------------------------------------------------------

Baron Asset Fund                                          $ --          $266,497,466              $ --          $136,438,779
Baron Growth Fund                                           --           285,910,925                --           222,904,672
Baron Small Cap Fund                                        --           372,128,469                --            89,572,056
Baron iOpportunity Fund                                     --                    --                --                    --
Baron Fifth Avenue Growth Fund                              --                    --                --                    --

9. TRANSACTIONS IN "AFFILIATED" COMPANIES(1).

BARON ASSET FUND

----------------------------------------------------------------------------------------------------------------------------------
                                BALANCE OF          GROSS        GROSS SALES      BALANCE OF         VALUE         DIVIDEND INCOME
                                SHARES HELD     PURCHASES AND       AND           SHARES HELD       SEPT. 30,        OCT. 1, 2006-
NAME OF ISSUER               ON SEPT. 30, 2006    ADDITIONS      REDUCTIONS    ON SEPT. 30, 2007     2007           SEPT. 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                   314,000                                         314,000        $121,047,000
Apollo International,
  Inc. S-A Conv. Pfd.               105,264                                         105,264                  --
Vail Resorts, Inc.                3,000,000                                       3,000,000         186,870,000
                             -----------------                                   ----------         -----------          ---
TOTAL INVESTMENTS IN "AFFILIATES" (6.89% OF NET ASSETS)                                             $307,917,000          $0
                                                                                                                         ===

--------------

(1) An "Affiliated" Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the year ended September 30, 2007.

BARON GROWTH FUND

----------------------------------------------------------------------------------------------------------------------------------
                                BALANCE OF          GROSS        GROSS SALES      BALANCE OF         VALUE         DIVIDEND INCOME
                                SHARES HELD     PURCHASES AND       AND           SHARES HELD       SEPT. 30,        OCT. 1, 2006-
NAME OF ISSUER               ON SEPT. 30, 2006    ADDITIONS      REDUCTIONS    ON SEPT. 30, 2007     2007           SEPT. 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp.(2)             3,700,000       150,000        1,350,000          2,500,000                 --
Blue Nile, Inc.                    875,000                         75,000            800,000       $ 75,296,000
Centene Corp.(2)                 3,000,000                      1,600,000          1,400,000                 --
Center Financial Corp.(2)          850,000                        203,832            646,168                 --
Cheesecake Factory, Inc.         3,021,200       653,800                           3,675,000         86,252,250
Chemed Corp.                     1,350,000                                         1,350,000         83,916,000
DeVry, Inc.                      3,700,000                                         3,700,000        136,937,000
Encore Acquisition Co.           3,400,000                        300,000          3,100,000         98,115,000
Peet's Coffee & Tea, Inc.          700,000                                           700,000         19,537,000
Ralcorp Holdings, Inc.           1,400,000                                         1,400,000         78,148,000
Select Comfort Corp.             2,700,000                        300,000          2,400,000         33,480,000
Steiner Leisure, Ltd.                   --       877,978                             877,978         38,104,245
Symyx Technologies, Inc.(2)      1,650,000                      1,250,000            400,000                 --
                                                                                                   -------------            ---
TOTAL INVESTMENTS IN "AFFILIATES" (9.18% OF NET ASSETS)                                            $ 649,785,495            $ 0
                                                                                                   =============            ===

(1) An "Affiliated" Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the year ended September 30, 2007.
(2)  As of September 30, 2007, no longer an affiliate.

See Notes to Financial Statements.                                            33

BARON FUNDS                                                   SEPTEMBER 30, 2007

BARON SMALL CAP FUND

----------------------------------------------------------------------------------------------------------------------------------
                                BALANCE OF          GROSS        GROSS SALES      BALANCE OF         VALUE         DIVIDEND INCOME
                                SHARES HELD     PURCHASES AND       AND           SHARES HELD       SEPT. 30,        OCT. 1, 2006-
NAME OF ISSUER               ON SEPT. 30, 2006    ADDITIONS      REDUCTIONS    ON SEPT. 30, 2007     2007           SEPT. 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
AeroVironment, Inc.                     --         1,500,000                        1,500,000     $   34,515,000
AFC Enterprises, Inc.            2,250,000                                          2,250,000         33,862,500
Build-A-Bear Workshop, Inc.             --         1,250,000                        1,250,000         22,200,000
Cash Systems, Inc.               1,500,000                          500,000         1,000,000          5,270,000
Casual Male Retail Group,
   Inc.(3)                       1,157,503         1,407,353                        2,564,856        22,981, 110
Casual Male Retail Group,
   Inc., Warrants
Exp 04/26/2007(4)                1,407,353                        1,407,353              --                  --
Casual Male Retail Group,
   Inc., Warrants
Exp 07/02/2010                     100,000                                            100,000            420,000
Design Within Reach, Inc.          675,000           225,000                          900,000          4,284,000
DTS, Inc.                        1,625,000                          125,000         1,500,000         45,555,000
Great Wolf Resorts, Inc.         2,750,000           134,000                        2,884,000         35,646,240
Iconix Brand Group, Inc.         2,500,000           750,000                        3,250,000         77,317,500
Kensey Nash Corp.                  950,000                          950,000                --                 --
MarineMax, Inc.(2)               1,650,000                          750,000           900,000                 --
Measurement Specialties, Inc.    1,000,000                        1,000,000                --                 --
National CineMedia, Inc.                --         2,250,000                        2,250,000         50,400,000       $ 288,750
NuCO2, Inc.                      1,250,000           250,000                        1,500,000         38,610,000
Smart Balance, Inc.
(formerly Boulder Specialty
    Brands, Inc.)                       --         1,671,000                        1,671,000         20,620,140
Smart Balance, Inc., Units
(formerly Boulder Specialty
   Brands, Inc., Units)                 --           525,000                          525,000          9,723,000
Smart Balance, Inc.
(formerly Boulder Specialty
   Brands, Inc.)

Warrants Exp 12/16/2009                 --           129,000                          129,000            797,220
Stanley, Inc.                           --         1,623,700                        1,623,700         44,732,935
                                                                                                   -------------       ---------
TOTAL INVESTMENTS IN "AFFILIATES" (12.69% OF NET ASSETS)                                           $ 446,934,645       $ 288,750
                                                                                                   -------------       ---------

----------
(1) An "Affiliated" Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the year ended September 30, 2007.
(2)  As of September 30, 2007, no longer an affiliate.
(3)  Increase due to exercise of warrants.
(4)  Decrease due to exercise of warrants.

10. COMMITMENTS AND CONTINGENCIES.

On September 27, 2006, Baron Asset Fund, Baron Growth Fund and Baron Small Cap Fund, in connection with its investment in Kerzner International Holdings Limited ("Kerzner"), each agreed to guarantee ("Windstorm Guarantee") its proportionate share (based on each Fund's ownership interests in Kerzner), of certain obligations relating to amounts that may become payable due to wind or storm damage at Kerzner's Bahamian properties to the lenders that financed the Kerzner acquisition. The maximum amounts of potential future payments by each Fund would be $4,450,483 for Baron Asset Fund, $6,323,021 for Baron Growth Fund, and $2,988,365 for Baron Small Cap Fund. The Windstorm Guarantee will expire June 2009. Baron Asset Fund, Baron Growth Fund and Baron Small Cap Fund have segregated securities valued in excess of the guarantee amount to meet these contingencies.

In addition, Baron Growth Fund has committed to purchase up to $5,000,000 of Island Global Yachting IV L.P. As of September 30, 2007, Baron Growth Fund has funded $803,570 against this commitment.

34                                            See Notes to Financial Statements.

SEPTEMBER 30, 2007                                                   BARON FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
BARON ASSET FUND

Selected data for a share outstanding throughout each year:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                       -------------------------------------------------------------------------
                                                         2007          2006         2005      2004        2003         2002
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  BEGINNING OF YEAR                    $   60.08     $   56.52  $   47.89   $   40.05   $   35.65    $   40.22
                                                       ---------     ---------  ---------   ---------   ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               (0.10)(1)     (0.27)    (0.46)       (0.43)      (0.46)       (0.55)
Net realized and unrealized gain (loss)
on investments                                             11.27          6.64      12.08        8.27        6.04         0.05
                                                       ---------     ---------  ---------   ---------   ---------    ---------
  TOTAL FROM INVESTMENT OPERATIONS                         11.17          6.37      11.62        7.84        5.58        (0.50)
                                                       ---------     ---------  ---------   ---------   ---------    ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                       0.00          0.00       0.00        0.00        0.00         0.00
Net realized gain on investments                           (4.68)        (2.81)     (2.99)       0.00       (1.18)       (4.07)
                                                       ---------     ---------  ---------   ---------   ---------    ---------
 TOTAL DISTRIBUTIONS                                       (4.68)        (2.81)     (2.99)       0.00       (1.18)       (4.07)
                                                       ---------     ---------  ---------   ---------   ---------    ---------
Capital contribution                                        0.00          0.00       0.00        0.00        0.00         0.00
                                                       ---------     ---------  ---------   ---------   ---------    ---------
NET ASSET VALUE, END OF YEAR                           $   66.57     $   60.08  $   56.52   $   47.89   $   40.05    $   35.65

 TOTAL RETURN                                              19.56%        11.54%    25.21%       19.58%      16.11%      (2.54%)
                                                       ---------     ---------  ---------   ---------   ---------    ---------
RATIOS/SUPPLEMENTAL DATA:

 Net assets (in millions), end of year                 $ 4,468.0     $ 3,365.6  $ 2,687.4   $ 2,002.4   $ 1,957.2    $ 2,055.2
Ratio of total expenses to average net assets               1.34%(2)      1.33%      1.34%       1.34%       1.34%        1.35%
Less: Ratio of interest expense to average net assets       0.00%         0.00%      0.00%       0.00%       0.00%       (0.02%)
                                                       ---------     ---------  ---------   ---------   ---------    ---------
Ratio of operating expenses to average net assets           1.34%         1.33%      1.34%       1.34%       1.34%        1.33%
                                                       ---------     ---------  ---------   ---------   ---------    ---------
Ratio of net investment income (loss)
to average net assets                                      (0.17%)       (0.49%)    (0.91%)    (0.90%)      (1.14%)      (1.16%)
Portfolio turnover rate                                    13.39%        21.87%     11.47%      19.57%      27.95%        6.01%


----------------------------------------------------------------------------------------------------------

                                                       --------------------------------------------------
                                                         2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  BEGINNING OF YEAR                    $   63.35     $   51.57     $   39.96     $  47.43
                                                       ---------     ---------     ---------     --------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               (0.65)        (0.76)        (0.30)        0.05
Net realized and unrealized gain (loss)
on investments                                            (17.87)        12.53         11.94        (7.52)
                                                       ---------     ---------     ---------     --------
  TOTAL FROM INVESTMENT OPERATIONS                        (18.52)        11.77         11.64        (7.47)
                                                       ---------     ---------     ---------     --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                       0.00          0.00         (0.04)        0.00
Net realized gain on investments                           (4.61)         0.00          0.00         0.00
                                                       ---------     ---------     ---------     --------
 TOTAL DISTRIBUTIONS                                       (4.61)         0.00         (0.04)        0.00
                                                       ---------     ---------     ---------     --------
Capital contribution                                        0.00          0.01          0.01         0.00
                                                       ---------     ---------     ---------     --------
NET ASSET VALUE, END OF YEAR                               40.22     $   63.35     $   51.57     $  39.96

 TOTAL RETURN                                             (31.16%)       22.84%(3)     29.16%(4)   (15.75%)
                                                       ---------     ---------     ---------     --------
RATIOS/SUPPLEMENTAL DATA:

 Net assets (in millions), end of year                 $ 2,692.3     $ 4,917.4     $ 5,863.1     $4,410.5
Ratio of total expenses to average net assets               1.37%         1.36%         1.31%        1.32%
Less: Ratio of interest expense to average net assets      (0.01%)       (0.03%)        0.00%        0.00%
                                                       ---------     ---------     ---------     --------
Ratio of operating expenses to average net assets           1.36%         1.33%         1.31%        1.32%
                                                       ---------     ---------     ---------     --------
Ratio of net investment income (loss)
to average net assets                                      (1.14%)       (1.09%)       (0.57%)       0.11%
Portfolio turnover rate                                     4.33%         2.51%        15.64%       23.43%

-------------

(1)   Based on average shares outstanding.
(2)   Benefit of expense reduction rounds to less than 0.01%.
(3) Had the Adviser not made the capital contribution, the Fund's performance would have been reduced by 0.02%.
(4) Had the Adviser not made the capital contribution, the Fund's performance would have been reduced by 0.03%.

See Notes to Financial Statements.                                            35

BARON FUNDS                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
BARON GROWTH FUND

Selected data for a share outstanding throughout each year:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                       -------------------------------------------------------------------------
                                                         2007           2006         2005      2004        2003         2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $   47.23     $  45.96    $  38.92   $   32.65   $   26.96    $    27.18
                                                        ---------     ---------  ---------   ---------   ---------    ---------
Income from investment operations:
Net investment income (loss)                                (0.25)(1)    (0.29)      (0.29)      (0.30)      (0.25)        (0.30)
Net realized and unrealized gain (loss)
   on investments                                           10.11         3.61        7.33        6.57        5.94          1.65
                                                        ---------     ---------  ---------   ---------   ---------    ---------
   Total from investment operations                          9.86         3.32        7.04        6.27        5.69          1.42
                                                        ---------     ---------  ---------   ---------   ---------    ---------
Less distributions to shareholders from:

Net investment income                                        0.00         0.00        0.00        0.00        0.00          0.00
Net realized gain on investments                            (2.54)       (2.05)       0.00        0.00        0.00         (1.64)
                                                        ---------     ---------  ---------   ---------   ---------    ---------
   Total distributions                                      (2.54)       (2.05)       0.00        0.00        0.00         (1.64)
                                                        ---------     ---------  ---------   ---------   ---------    ---------
Net asset value, end of year                            $   54.55        47.23    $  45.96   $   38.92    $  32.65    $    26.96
                                                        ---------     ---------  ---------   ---------   ---------    ---------
   Total return                                             21.41%        7.36%      18.09%      19.20%      21.11%         5.02%
Ratios/Supplemental data:
Net assets (in millions), end of year                   $ 7,075.9      5,315.8     5,005.1     3,135.6   $ 2,185.4    $  1,030.3

Ratio of total expenses to average net assets                1.31%(2)     1.31%       1.31%       1.31%       1.40%         1.36%
Less: Ratio of interest expense to average net assets        0.00%        0.00%       0.00%       0.00%       0.00%         0.00%
                                                        ---------     ---------  ---------   ---------   ---------    ---------
Ratio of operating expenses to average net assets            1.31%        1.31%       1.31%       1.31%       1.37%         1.36%
                                                        ---------     ---------  ---------   ---------   ---------    ---------
Ratio of net investment income (loss)
   to average net assets                                   (0.49%)       (0.61%)     (0.73%)     (0.89%)    (1.11%)        (1.02%)

Portfolio turnover rate                                     21.37%       21.27%      15.50%      27.15%      32.63%        18.31%
                                                                                                .50%


---------------------------------------------------------------------------------------------------------

                                                        -------------------------------------------------
                                                         2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                     $   32.26      $ 29.06      $  20.32     $  24.89
                                                       ---------      -------      --------     --------
Income from investment operations:
Net investment income (loss)                               (0.29)       (0.26)        (0.04)        0.06
Net realized and unrealized gain (loss)
   on investments                                          (1.67)        5.34          8.82        (4.56)
   Total from investment operations                        (1.89)        5.08          8.78        (4.50)
Less distributions to shareholders from:
                                                       ---------      -------      --------     --------
Net investment income                                       0.00         0.00         (0.04)       (0.02)
                                                       ---------      -------      --------     --------
Net realized gain on investments                           (3.19)       (1.88)         0.00        (0.05)
                                                       ---------      -------      --------     --------
   Total distributions                                     (3.19)       (1.88)        (0.07)       (0.07)
                                                       ---------      -------      --------     --------
Net asset value, end of year                             $ 27.18      $ 32.26      $  29.06     $  20.32
                                                       ---------      -------      --------     --------
   Total return                                            (6.06%)      18.63%        18.11%)     (18.11%)
                                                       ---------      -------      --------     --------
Ratios/Supplemental data:
Net assets (in millions), end of year                      512.3      $ 533.4      $  439.4     $  315.6
                                                       ---------      -------      --------     --------
Ratio of total expenses to average net assets               1.40%        1.40%         1.40%        1.43%
Less: Ratio of interest expense to average net assets       0.00%        0.00%        (0.03%)     (0.06%)
Ratio of operating expenses to average net assets           1.37%        1.37%         1.37%        1.37%
Ratio of net investment income (loss)
   to average net assets                                   (0.89%)      (0.89%)       (0.79%)       0.21%
                                                       ---------      -------      --------     --------
Portfolio turnover rate                                    34.94%       39.00%        53.36%       40.38%

----------
(1)   Based on average shares outstanding.
(2) Benefit of expense reduction rounds to less than 0.01% BARON SMALL CAP FUND Selected data for a share outstanding throughout each year:

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each year:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------------
                                                          2007           2006         2005        2004        2003          2002
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                      $   23.59         23.08     $  19.18     $  17.26    $   13.37      12.69

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                         (0.02)(1)     (0.18)       (0.10)       (0.15)       (0.10)     (0.10)
Net realized and unrealized gain (loss)
   on investments                                            4.96          1.43         4.55         2.07         4.02       1.18
     TOTAL FROM INVESTMENT OPERATIONS                        4.94          1.25         4.45         1.92         3.91       1.04
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                        0.00          0.00         0.00         0.00         0.00       0.00
Net realized gain on investments                            (3.06)        (0.74)       (0.55)        0.00        (0.38)      0.00
   TOTAL DISTRIBUTIONS                                      (3.06)        (0.74)       (0.55)        0.00        (0.38)      0.00
NET ASSET VALUE, END OF YEAR                            $    25.47        23.59     $  23.08     $  19.18    $   17.26      13.73

   TOTAL RETURN                                             22.54%         5.52%       23.56%       11.12%       29.20%      8.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year                   $ 3,522.4     $ 2,921.7     $2,828.6     $2,828.6    $ 1,210.5    $ 719.1

Ratio of operating expenses to average net assets            1.31%(2)      1.33%        1.33%        1.33%        1.36%      1.36%
Ratio of net investment loss to average net assets          (0.09%)       (0.73%)      (0.48%)      (0.88%)      (0.87%)    (0.73%)
Portfolio turnover rate                                     36.51%        42.69%       59.68%       32.92%       30.29%     55.07%

------------------------------------------------------------------------------------------------------

                                                         ---------------------------------------------
                                                           2001          2000        1999       1998
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                       $   16.05    $  13.37   $    2.69    $  10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                          (0.10)      (0.16)      (0.10)      (0.02)
Net realized and unrealized gain (loss)
   on investments                                            (2.87)       2.84        4.86       (1.37)
     TOTAL FROM INVESTMENT OPERATIONS                        (2.98)       2.68        4.76       (1.39)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                         0.00        0.00        0.00        0.00
Net realized gain on investments                             (0.38)       0.00        0.00        0.00
   TOTAL DISTRIBUTIONS                                       (0.38)       0.00        0.00        0.00
NET ASSET VALUE, END OF YEAR                              $  12.69    $  16.05    $  13.37    $   8.61

   TOTAL RETURN                                              (18.83%)    20.04%      55.28%    (13.90%)
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year                     $   585.9   $  879.5   $   715.7    $  403.7

Ratio of operating expenses to average net assets              1.35%      1.33%      1.34%       1.39%
Ratio of net investment loss to average net assets            (0.68%)    (0.73%)    (0.97%)     (0.20%)
Portfolio turnover rate                                       55.77%     53.18%     42.69%      59.68%

-----------
(1)   Based on average shares outstanding.
(2)   Benefit of expense reduction rounds to less than 0.01%

36                                            See Notes to Financial Statements.

SEPTEMBER 30, 2007                                                   BARON FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BARON iOPPORTUNITY FUND

Selected data for a share outstanding throughout each year:

----------------------------------------------------------------------------------------------------------
                                                                   Year Ended September 30,
                                                    ------------------------------------------------------
                                                      2007            2006         2005            2004
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $    10.05     $     9.16    $     7.58     $     6.48
                                                    ----------     ----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             (0.07)(1)      (0.03)        (0.09)         (0.10)
Net realized and unrealized gain (loss)
   on investments                                         3.03           0.92          1.66           1.18
                                                    ----------     ----------    ----------     ----------
   TOTAL FROM INVESTMENT OPERATIONS                       2.96           0.89          1.57           1.08
                                                    ----------     ----------    ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
                                                    ----------     ----------    ----------     ----------
Net investment income                                     0.00           0.00          0.00           0.00
Net realized gain on investments                          0.00           0.00          0.00           0.00
   TOTAL DISTRIBUTIONS                                    0.00           0.00          0.00           0.00
Redemption fees added to capital paid-in                  0.00(3)        0.00(3)       0.01           0.02
NET ASSET VALUE, END OF YEAR                        $    13.01     $    10.05    $     6.48     $     7.58
                                                    ----------     ----------    ----------     ----------
   TOTAL RETURN                                          29.45%(4)       9.72%        20.84%(4)      16.98%(4)
                                                    ----------     ----------    ----------     ----------
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year               $    198.0      $   145.4     $   145.7      $   133.9
                                                    ----------     ----------    ----------     ----------
Ratio of operating expenses to average net assets         1.43%          1.45%         1.52%          1.56%
Less: Expense reimbursements and/or offsets              (0.01%)         0.00%        (0.02%)        (0.06%)
                                                    ----------     ----------    ----------     ----------
Ratio of net expenses to average net assets               1.42%          1.45%         1.50%          1.50%
Ratio of net investment income (loss)
   to average net assets                                 (0.61%)        (0.26%)       (1.01%)        (1.25%)
Portfolio turnover rate                                  46.20%         67.25%        83.64%         86.35%

                                                         2003            2002          2001          2000(2)
                                                    ----------      ----------       --------     ----------
NET ASSET VALUE, BEGINNING OF YEAR                  $     3.63      $     4.09       $   8.76     $     10.0
                                                    ----------      ----------       --------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             (0.05)          (0.06)         (0.05)          0.03
Net realized and unrealized gain (loss)
   on investments                                         2.89           (0.40)         (4.59)         (1.28)
                                                    ----------      ----------       --------     ----------
   TOTAL FROM INVESTMENT OPERATIONS                       2.84           (0.46)         (4.64)         (1.25)
                                                    ----------      ----------       --------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                     0.00            0.00          (0.03)          0.00
Net realized gain on investments                          0.00            0.00           0.00           0.00
   TOTAL DISTRIBUTIONS                                    0.00            0.00          (0.03)          0.00
Redemption fees added to capital paid-in                  0.01            0.00(3)        0.00(3)        0.01
NET ASSET VALUE, END OF YEAR                        $     6.48       $    3.63     $     4.09     $     8.76
                                                    ----------      ----------       --------     ----------
   TOTAL RETURN                                          78.51%(4)      (11.25%)(4)    (53.14%)(4)    (12.40%)(4)(5)
                                                    ----------      ----------       --------     ----------
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year               $   109.3        $   57.5      $    73.7      $   188.2

Ratio of operating expenses to average net assets         1.67%           1.65%          1.55%          1.53%(6)
Less: Expense reimbursements and/or offsets              (0.03%)        (0.15%)        (0.15%)        (0.03%)(6)
                                                    ----------      ----------       --------      ---------
Ratio of net expenses to average net assets               1.50%           1.50%          1.50%          1.50%(6)
Ratio of net investment income (loss)
   to average net assets                                 (1.18%)        (1.01%)        (0.75%)          0.46%(6)
Portfolio turnover rate                                  89.72%          96.41%        123.30%         31.47%(5)

------------
(1)   Based on average shares outstanding.
(2) For the period February 29, 2000 (Commencement of Operations) to September 30, 2000.
(3)   Less than $0.01 per share.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)   Not Annualized.
(6)   Annualized.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each year:

-------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------------------------
                                                       2007            2006        2005        2004(2)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  BEGINNING OF YEAR                  $    12.22     $    11.56  $    9.89     $   10.00
INCOME FROM INVESTMENT OPERATIONS:
                                                     ----------     ----------  ---------     ---------
Net investment loss                                       (0.01)(1)      (0.02)     (0.05)        (0.02)
Net realized and unrealized gain (loss)
   on investments                                          1.91           0.68       1.72         (0.09)
                                                     ----------     ----------  ---------     ---------
   TOTAL FROM INVESTMENT OPERATIONS                        1.90           0.66       1.67         (0.11)
                                                     ----------     ----------  ---------     ---------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                      0.00           0.00       0.00          0.00
Net realized gain on investments                           0.00           0.00       0.00          0.00
                                                     ----------     ----------  ---------     ---------
   TOTAL DISTRIBUTIONS                                     0.00           0.00       0.00          0.00
                                                     ----------     ----------  ---------     ---------
NET ASSET VALUE, END OF YEAR                         $    14.12     $    12.22  $   11.56     $    9.89
                                                     ----------     ----------  ---------     ---------
   TOTAL RETURN                                           15.55%          5.71%     16.89%(3)     (1.10%)(3)(4)
                                                     ----------     ----------  ---------     ---------

RATIOS/SUPPLEMENTAL DATA:

Net assets (in millions), end of year                $   110.2      $   123.3   $   96.5      $   49.3
Ratio of operating expenses to average net assets          1.36%(5)       1.39%      1.49%         1.67%(6)
Less: Expense reimbursements and/or offsets                0.00%          0.00%     (0.09%)       (0.27%)(6)
                                                     ----------     ----------  ---------     ---------
Ratio of net expenses to average net assets                1.36%          1.39%      1.40%         1.40%(6)
                                                     ----------     ----------  ---------     ---------
Ratio of net investment loss to average net assets        (0.08%)        (0.16%)    (0.58%)       (0.79%)(6)
Portfolio turnover rate                                   28.75%        105.77%     46.71%         7.58%(4)

-------------
(1)   Based on average shares outstanding.
(2) For the period April 30, 2004 (Commencement of Operations) to September 30, 2004.
(3) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(4)   Not Annualized.
(5)   Benefit of expense reduction rounds to less than 0.01%.
(6)   Annualized.

See Notes to Financial Statements.                                           37

BARON FUNDS                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of
Trustees of  Baron Investment Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baron Investment Funds Trust, comprising, respectively, Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund (collectively the "Funds") at September 30, 2007, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 28, 2007

SEPTEMBER 30, 2007                                                   BARON FUNDS
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

We are required by the Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of distributions paid by the Funds during such fiscal year.

During the fiscal year ended September 30, 2007, Baron Asset Fund, Baron Growth Fund, and Baron Small Cap Fund designated the following distributions, as long-term capital gain dividend:

BARON ASSET FUND                       BARON GROWTH FUND             BARON SMALL CAP FUND
 $266,497,466                            $285,910,925                      $372,128,469



MANAGEMENTOF THE FUNDS
--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The Board of Trustees oversees the management of the Funds. The following table lists the Trustees and executive officers of the Funds, their date of birth, current positions held with the Funds, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for all five portfolios.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     OTHER TRUSTEE/
                                                                                                                      DIRECTORSHIPS
NAME,ADDRESS&         POSITION(S) HELD            LENGTH OF  PRINCIPAL OCCUPATION(S)                                      HELD BY
DATE OF BIRTH        WITH THE FUNDS              TIME SERVED DURINGTHE PAST FIVE YEARS                                  THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES:

RONALD BARON (1)(2)   Chief Executive Officer,    20 years    Chairman, CEO and Director: Baron                    None outside the
767 Fifth Avenue      Chief Investment Officer,               Capital, Inc. (1982-Present), Baron                  Baron Funds
New York, NY 10153    Trustee and Portfolio                   Capital Management, Inc. (1983-Present),             Complex.
DOB: May 23, 1943     Manager                                 Baron Capital Group, Inc.
                                                              (1984-Present), BAMCO, Inc.
                                                              (1987-Present); President: Baron
                                                              Capital, Inc. (03/06-06/07), Baron
                                                              Capital Management, Inc. (03/06-06/07),
                                                              Baron Capital Group, Inc. (03/06-06/07),
                                                              BAMCO, Inc. (03/06-06/07); President
                                                              (2004- 02/07), Chairman (1999-2004), CIO
                                                              and Trustee (1987-Present): Baron
                                                              Investment Funds Trust; President
                                                              (2004-02/07), Chairman (1997-2004), CIO
                                                              and Trustee (1997-06/07): Baron Capital
                                                              Funds Trust; President (2004-02/07),
                                                              Chairman (2003-2004), CIO and Trustee
                                                              (2003-Present): Baron Select Funds; CIO
                                                              and Portfolio Manager: Baron Managed
                                                              Funds plc (2005-Present); Baron USA
                                                              Partners Fund, Ltd. (1993-Present).

BARON FUNDS                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          OTHER TRUSTEE/
                                                                                                           DIRECTORSHIPS
NAME,ADDRESS&             POSITION(S) HELD      LENGTH OF   PRINCIPAL OCCUPATION(S)                          HELD BY
DATE OF BIRTH             WITH THE FUNDS        TIME SERVED DURINGTHE PAST FIVE YEARS                      THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

LINDA S. MARTINSON (1)(2) President, Chief       20 years   President: Baron Capital Group, Inc.,       None outside the Baron
767 Fifth Avenue          Operating Officer,                Baron Capital, Inc., BAMCO, Inc., Baron     Funds Complex.
New York, NY 10153        Secretary,                        Capital Management, Inc.
DOB: February 23,1955     and Trustee                       (06/07-Present); Chief Operating
                                                            Officer: Baron Capital Group, Inc.,
                                                            Baron Capital, Inc., BAMCO, Inc., and
                                                            Baron Capital Management, Inc.
                                                            (05/06-Present); General Counsel: Baron
                                                            Capital, Inc., Baron Capital Management,
                                                            Inc. (1983-2007), Baron Capital Group,
                                                            Inc. (1984-2007), and BAMCO, Inc.
                                                            (1987-2007); Director: BAMCO, Inc.
                                                            (1988-1996, 2003-Present), Baron Capital
                                                            Group, Inc., Baron Capital, Inc., Baron
                                                            Capital Management, Inc. (2003-Present);
                                                            Secretary: BAMCO, Inc. (1987-Present),
                                                            Baron Capital, Inc., Baron Capital
                                                            Management, Inc., Baron Capital Group,
                                                            Inc. (1997-Present); President
                                                            (02/07-Present), Vice President
                                                            (1987-02/07), Secretary, Trustee,
                                                            (1987-Present) General Counsel
                                                            (1987-2007) Baron Investment Funds
                                                            Trust; President (02/07-06/07), Vice
                                                            President (1998-02/07), Secretary,
                                                            Trustee, (1998-06/07) General Counsel
                                                            (1998-2007): Baron Capital Funds Trust;
                                                            President (02/07-Present) Vice President
                                                            (2003-02/07), Secretary, Trustee,
                                                            (2003-Present) General Counsel:
                                                            (2003-2007) Baron Select Funds;
                                                            Director, Baron Managed Funds plc
                                                            (2005-Present), Baron USA Partners Fund,
                                                            Ltd. (2006-Present). Has acted as
                                                            Treasurer: BAMCO, Inc. (1987-1993); Vice
                                                            President: BAMCO, Inc. (1993-06/07),
                                                            Baron Capital, Inc., Baron Capital
                                                            Management, Inc. (1998-06/07), Baron
                                                            Capital Group, Inc. (1999-06/07).

DISINTERESTED TRUSTEES:

NORMAN S. EDELCUP(3)(4)(5)       Trustee         20 years   Director: Marquis Bank (2007-Present);      Director: Marquis Bank
City of Sunny Isles Beach                                   Director: CompX International, Inc.         (2007-Present); Director:
18070 Collins Avenue                                        (diversified manufacturer of engineered     CompX International, Inc.
Sunny Isles Beach, FL 33160                                 components) (2006-Present); Mayor:          (diversified manufacturer
DOB: May 8, 1935                                            (2003-Present), Commissioner:               of engineered components)
                                                            (2001-2003), Sunny Isles Beach, Florida;    (2006-Present); Director:
                                                            Director: (2001-2006), Senior Vice          Valhi, Inc., (diversified
                                                            President: (2001-2004), Florida Savings     company) (1975-Present).
                                                            Bank; Senior Vice President: Item
                                                            Processing of America (a subsidiary of
                                                            The Intercept Group) (1999-2000);
                                                            Chairman: Item Processing of America (a
                                                            financial institution service bureau)
                                                            (1989-1999); Director: Valhi, Inc.
                                                            (diversified company) (1975-Present);
                                                            Director: Artistic Greetings, Inc.
                                                            (1985-1998); Trustee: Baron Investment
                                                            Funds Trust (1987-Present), Baron
                                                            Capital Funds Trust (1997-06/07), Baron
                                                            Select Funds (2003-Present).

DAVID I. FUENTE (4)(5)           Trustee         3 years    Director: (1987-Present), Chairman:         Director: Office Depot
701 Tern Point Circle                                       (1987-2001), CEO: (1987-2000) Office        (1987-Present);
Boca Raton, FL 33431                                        Depot; Director: Ryder Systems, Inc.        Director: Ryder
DOB: September 10, 1945                                     (1998-Present); Director: Dick's            Systems, Inc. (1998-
                                                            Sporting Goods, Inc. (1993-Present);        Present); Director:
                                                            Trustee: Baron Capital Funds Trust          Dick's Sporting Goods,
                                                            (2004-06/07), Baron Investment Funds        Inc. (1993-Present).
                                                            Trust, Baron Select Funds
                                                            (2004-Present).

SEPTEMBER 30, 2007                                                   BARON FUNDS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                 POSITION(S)                                                                   OTHER TRUSTEE/
                                 HELD                                                                          DIRECTORSHIPS
NAME,ADDRESS&                    WITH THE   LENGTH OF          PRINCIPAL OCCUPATION(S)                            HELD BY
DATE OF BIRTH                    FUNDS      TIME SERVED        DURINGTHE PAST FIVE YEARS                        THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
CHARLES N. MATHEWSON (4)(5)    Chairman and 20 years;          Chairman Emeritus: (October                 None outside the Baron
9295 Prototype Drive           Trustee      Elected as         2003-Present), Chairman: (1986-2003),       Funds Complex.
Reno, NV 89521                              Chairman 08/04     International Game Technology, Inc.
DOB: June 12, 1928                                             (manufacturer of
                                                               microprocessor-controlled gaming
                                                               machines and monitoring systems);
                                                               Chairman: American Gaming Association
                                                               (1994-2002); Chairman: Baron Capital
                                                               Funds Trust (2004-06/07), Baron
                                                               Investment Funds Trust, Baron Select
                                                               Funds (2004-Present); Trustee: Baron
                                                               Investment Funds Trust (1987-Present),
                                                               Baron Capital Funds Trust (1997-06/07),
                                                               Baron Select Funds (2003-Present).

HAROLD W. MILNER (4)(5)        Trustee      20 years           Retired; President and CEO: Kahler          None outside the Baron
2293 Morningstar Drive                                         Realty Corporation (hotel ownership and     Funds Complex.
Park City, UT 84060                                            management) (1985-1997); Trustee: Baron
DOB: November 11, 1934                                         Investment Funds Trust (1987-Present),
                                                               Baron Capital Funds Trust (1997-06/07),
                                                               Baron Select Funds (2003-Present).

RAYMOND NOVECK (3)(4)(5)       Trustee      20 years           Private Investor (1999-Present);             None outside the Baron
31 Karen Road                                                  President: The Medical Information Line,       Funds Complex.
Waban, MA 02168                                                Inc. (healthcare information)
DOB: May 4, 1943                                               (1997-1998); President: Strategic
                                                               Systems, Inc. (healthcare information)
                                                               (1990-1997); Director: Horizon/CMS
                                                               Healthcare Corporation (1987-1997);
                                                               Trustee: Baron Investment Funds Trust
                                                               (1987-Present), Baron Capital Funds
                                                               Trust (1997-06/07), Baron Select Funds
                                                               (2003-Present).

DAVID A. SILVERMAN, MD (4)(5)  Trustee        20 years         Physician and Faculty: New York              Director:
146 Central Park West                                          University School of Medicine                New York Blood Center
New York, NY 10024                                             (1976-Present); Trustee: Baron               (1999-Present).
DOB: March 14, 1950                                            Investment Funds Trust (1987-Present),
                                                               Baron Capital Funds Trust (1997-06/07),
                                                               Baron Select Funds (2003-Present).

ALEX YEMENIDJIAN(4)(5)          Trustee       2 years          Chairman and CEO: Armenco                   Director: Guess?, Inc.
1925 Century Park East                                         Holdings, LLC (investment company)          (2005-Present);
Suite 1975                                                     (2005-Present); Director: Guess?,           Director: Regal
Los Angeles, CA 90067                                          Inc. (retail) (2005-Present);               Entertainment Group
DOB: December 27, 1955                                         Director: Regal Entertainment               (2005-Present);
                                                               Group (ente-tainment company)               Director: USC Marshall
                                                               (2005-Present); Director: USC               School of Business
                                                               Marshall School of Business Board           Board of Leaders
                                                               of Leaders (2005-Present);                  (2005-Present);
                                                               Co-chair of Imagine the Arts                Co-chair of Imagine
                                                               Campaign (2005-Present),                    the Arts Campaign:
                                                               California State                            California State
                                                               University-Northridge; Trustee:             University- Northridge
                                                               American Film Institute                     (2005-Present);
                                                               (2000-2007); Chairman and CEO:              Trustee: American Film
                                                               Metro-Goldwyn- Mayer, Inc.                  Institute (2007);
                                                               (1999-2005); Director: The Lincy            Director: The Lincy
                                                               Foundation (1989-Present);                  Foundation
                                                               Director: The United Armenian Fund          (1989-Present);
                                                               (1989-Present); Director and                Director: The United
                                                               member of Executive Committee: MGM          Armenian Fund
                                                               MIRAGE, Inc. (1989-2005);                   (1989-Present);
                                                               President and COO: MGM Grand, Inc.          Director and member of
                                                               (now MGM MIRAGE, Inc.)                      Executive Committee:
                                                               (1989-1999); Managing Partner:              MGM MIRAGE,
                                                               Parks, Palmer, Turner &
                                                               Yemenidjian (certified public
                                                               accounting firm) (1984-1989);
                                                               Trustee: Baron Investment Funds
                                                               Trust (2006-Present), Baron
                                                               Capital Funds Trust (12/06-06/07),
                                                               Baron Select Funds (12/06-Present).


ADDITIONAL OFFICERS OF THE FUNDS:

CLIFFORD GREENBERG              Senior Vice   11 years         Director: BAMCO, Inc., Baron Capital        None
767 Fifth Avenue                President                      Management, Inc. (2003-Present); Director:
New York, NY 10153                                             Baron Capital Group, Inc., Baron Capital,
                                                               Inc. (2000-Present); Senior Vice President:
                                                               Baron Capital Group, Inc., Baron Capital,
                                                               Inc., Baron Capital Management, Inc., and
                                                               BAMCO, Inc. (2003-Present); Vice President:
                                                               Baron Capital, Inc. (1997-2003); Portfolio
                                                               Manager: Baron Small Cap Fund (1997-Present);
                                                               General Partner: HPB Associates, L.P.
                                                               (1984-1996).


BARON FUNDS                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     OTHER TRUSTEE/
                                                                                                                      DIRECTORSHIPS
NAME,ADDRESS&         POSITION(S) HELD            LENGTH OF  PRINCIPAL OCCUPATION(S)                                      HELD BY
DATE OF BIRTH        WITH THE FUNDS              TIME SERVED DURINGTHE PAST FIVE YEARS                                  THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

GRETTA J. HEANEY      Chief Compliance Officer   4 years     Chief Compliance Officer: Baron USA Partners Fund, Ltd      None
767 Fifth Avenue                                             (2006-Present), Baron Managed Funds plc (2005-Present),
New York, NY 10153                                           Baron Capital Funds Trust (2004-06/07), Baron Investment
DOB: July 10, 1960                                           Funds Trust, Baron Select Funds (2004-Present);
                                                             Assistant General Counsel: (2004-2007), Vice President,
                                                             Chief Compliance Officer: Baron Capital Management,
                                                             Inc., BAMCO, Inc. (2004 -Present), Baron Capital, Inc.
                                                             (2002-Present); Vice President, Goldman Sachs
                                                             (2000-2002); Vice President, Associate Counsel, Hoenig &
                                                             Co., Inc. (1995-2000).

PATRICK M. PATALINO   Vice President and         1 year      Vice President and Chief Legal Officer: Baron Capital        None
767 Fifth Avenue      Chief Legal Officer                    Group, Inc., Baron Capital, Inc., BAMCO, Inc., Baron
New York, NY 10153                                           Capital Management, Inc. (08/07-Present), Baron
DOB: May 3, 1968                                             Investment Funds Trust, Baron Select Funds
                                                             (11/07-Present), Baron Managed Funds plc, Baron USA
                                                             Partners Fund, Ltd. (08/07-Present); Managing Director
                                                             and Chief Operating Officer of the Legal and Compliance
                                                             Division, Morgan Stanley (2006-2007); Director of
                                                             Regulatory Matters, Credit Suisse Securities (USA)
                                                             (2004-2006); Counsel to Vice Chairman, Credit Suisse
                                                             Securities (USA) (2002-2004).

ANDREW PECK           Vice President and         5 years     Vice President: BAMCO, Inc. (2003-Present); Vice            None
767 Fifth Avenue      Co-Portfolio Manager                   President: Baron Investment Funds Trust (2003-Present);
New York, NY 10153                                           Vice President, Research Analyst: Baron Capital, Inc.
DOB: March 25, 1969                                          (1998-Present); Co-Portfolio Manager: Baron Asset Fund
                                                             (2003-Present); Co-Portfolio Manager (mid cap accounts):
                                                             Baron Capital Management, Inc. (04/06-Present).

SUSAN ROBBINS         Vice President             20 years    Director, Vice President and Senior Analyst: Baron          None
767 Fifth Avenue                                             Capital Management, Inc. (1982-Present), Baron Capital,
New York, NY 10153                                           Inc. (1982-Present), BAMCO, Inc. (1997-Present), Baron
DOB: October 19, 1954                                        Capital Group, Inc. (1982-Present); Vice President:
                                                             Baron Investment Funds Trust (1994-Present), Baron
                                                             Capital Funds Trust (1998-06/07), Baron Select Funds
                                                             (2003-Present).

PEGGY C.WONG          Treasurer and              20 years    Chief Financial Officer: Baron Capital Group, Inc.,        None
767 Fifth Avenue      Chief Financial Officer                Baron Capital, Inc., BAMCO, Inc., Baron Capital
New York, NY 10153                                           Management, Inc., Baron Investment Funds Trust
DOB: April 30, 1961                                          (1987-Present); Treasurer: Baron Capital, Inc.
                                                             (1988-Present), Baron Capital Group, Inc. and Baron
                                                             Capital Management, Inc. (1990-Present), BAMCO, Inc.
                                                             (1993-Present), Baron Investment Funds Trust
                                                             (1992-Present); Chief Financial Officer, Treasurer:
                                                             Baron Capital Funds Trust (1998-06/07), Baron Select
                                                             Funds (2003-Present), Baron Managed Funds plc.
                                                             (2005-Present), Baron USA Partners Fund, Ltd.
                                                             (1993-Present).

-------------------
(1) Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
(2) Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
(3)   Members of the Audit Committee.
(4)   Members of the Nominating Committee.
(5)   Members of the "Non-Interested" Committee.

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                                 1.800.99.BARON
                               www.BaronFunds.com
                           (C)2007 All Rights Reserved

[registered castle logo]
B A R O N
F U N D S(R)
















                                                                        SEP07

Item 2. Code of Ethics.

          Filed herewith pursuant to Item 10(a) (1) of Item 2 to Form N-CSR. The Funds will provide a copy of the Code of Ethics to any person without charge, upon written request to info@baronfunds.com or by calling 1-800-992-2766.

Item 3. Audit Committee Financial Expert.

          The Board of Trustees of the Fund has determined that Norman S. Edelcup, and Raymond Noveck, both members of the Audit Committee, possess the technical attributes identified in Instruction 2(b) of
          Item 3 to Form N-CSR to qualify as "Audit Committee Financial Expert" and has designated both Mr. Edelcup and Mr. Noveck as the Audit Committee's Financial Experts. Both Mr. Noveck and Mr. Edelcup is an "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the fiscal year October 1, 2006 to September 30, 2007 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").

For the Fiscal Year Ended September 30, 2007:

                                  Audit Fees                    Tax Fees
                                  -----------                   ---------
Baron Asset                        $42,000                      $20,500
Baron Growth Fund                   45,000                        8,000
Baron Small Cap Fund                42,000                        8,000
Baron iOpportunity Fund             22,000                        8,000
Baron Fifth Avenue Growth Fund      19,000                        8,000

          Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

          The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph
          (a)(2) of Item 3 to Form N-CSR.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

          NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

          NOT APPLICABLE.

Item 11. Controls and Procedures.

          (a)  The  Registrant's   principal  executive  officer  and  principal
          financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     a).    Ex-99.COE

          Current copy of the Funds' Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT

          Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON INTVESTMENT FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: December 7, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: December 7, 2007



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: December 7, 2007


A signed original of this written statement has been provided to Baron Investment Funds Trust and will be retained by Baron Investment Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.